UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3361

Fidelity Massachusetts Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2009

Item 1. Reports to Stockholders

Fidelity®

Massachusetts AMT
Tax-Free Money Market Fund -

Massachusetts AMT Tax-Free
Money Market

Institutional Class

Service Class

Annual Report

January 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Massachusetts AMT Tax-Free Money Market	.33%
Actual		$ 1,000.00	$ 1,007.50	$ 1.67
HypotheticalA		$ 1,000.00	$ 1,023.48	$ 1.68
Institutional Class	.23%
Actual		$ 1,000.00	$ 1,008.00	$ 1.16
HypotheticalA		$ 1,000.00	$ 1,023.98	$ 1.17
Service Class	.50%
Actual		$ 1,000.00	$ 1,006.70	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

If fees to participate in the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds paid in October and December, 2008 (see Note 3 of Notes to Financial Statements) had been in effect during the entire period, the annualized expense ratio and the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Massachusetts AMT Tax-Free Money Market
Actual	.35%	$ 1.77
HypotheticalA		$ 1.78
Institutional Class
Actual	.24%	$ 1.21
HypotheticalA		$ 1.22
Service Class
Actual	.52%	$ 2.62
HypotheticalA		$ 2.64

A 5% return per year before expenses

Annual Report

Investment Changes/Performance (Unaudited)

Maturity Diversification
Days	% of fund's investments 1/31/09	% of fund's investments 7/31/08	% of fund's investments 1/31/08
0 - 30	86.3	87.5	88.8
31 - 90	5.5	5.4	6.4
91 - 180	3.8	3.2	1.3
181 - 397	4.4	3.9	3.5
Weighted Average Maturity
	1/31/09	7/31/08	1/31/08
Fidelity Massachusetts AMT Tax-Free Money Market Fund	25 Days	22 Days	19 Days
Massachusetts Tax-Free Money Market Funds Average*	24 Days	25 Days	24 Days
Asset Allocation (% of fund's net assets)
As of January 31, 2009	As of July 31, 2008
Variable Rate Demand Notes (VRDNs) 75.1%	Variable Rate Demand Notes (VRDNs) 79.3%
Commercial Paper (including CP Mode) 7.9%	Commercial Paper (including CP Mode) 6.9%
Tender Bonds 1.4%	Tender Bonds 1.1%
Municipal Notes 6.3%	Municipal Notes 4.9%
Fidelity Tax-Free Cash Central Fund 4.9%	Fidelity Tax-Free Cash Central Fund 3.0%
Other Investments 2.4%	Other Investments 2.0%
Net Other Assets 2.0%	Net Other Assets 2.8%

Current and Historical Seven-Day Yields

	2/2/09	11/03/08	7/28/08	4/28/08	1/28/08
Massachusetts AMT Tax-Free Money Market Fund	0.26%	1.14%	1.85%	2.10%	2.78%

Annual Report

Current and Historical Seven-Day Yields

	2/2/09	11/03/08	7/28/08	4/28/08	1/28/08
Institutional Class	0.37%	1.24%	1.95%	2.21%	2.87%
If Fidelity had not reimbursed certain fund expenses	0.31%	1.19%	1.90%	2.15%	2.82%

Current and Historical Seven-Day Yields

	2/2/09	11/03/08	7/28/08	4/28/08	1/28/08
Service Class	0.12%	0.99%	1.70%	1.96%	2.61%
If Fidelity had not reimbursed certain fund expenses	0.07%	0.95%	1.66%	1.91%	2.59%

Yield refers to the income paid by each class over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Investments January 31, 2009

Showing Percentage of Net Assets

Municipal Securities - 98.0%
	Principal Amount	Value
California - 0.1%
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN Series Putters 1272, 0.88% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 1,495,000	$ 1,495,000
Colorado - 0.6%
Colorado Springs Utils. Rev. Participating VRDN Series SGA 88, 0.75% (Liquidity Facility Societe Generale) (b)(f)	17,000,000	17,000,000
Florida - 1.3%
Alachua County Health Facilities Auth. Continuing Care Retirement Cmnty. Rev. (Oak Hammock At The Univ. of Florida, Inc. Proj.) Series 2007, 0.7%, LOC Bank of Scotland PLC, VRDN (b)	18,715,000	18,715,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Mariner's Cay Apts. Proj.) Series 2008 M, 0.48%, LOC Fannie Mae, VRDN (b)	2,000,000	2,000,000
Palm Beach County Rev. (The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, 0.54%, LOC Bank of America NA, VRDN (b)	1,300,000	1,300,000
Putnam County Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1994, 0.7%, VRDN (b)	2,200,000	2,200,000
Sunshine State Govt. Fing. Commission Rev. Series L, 1.75% 2/2/09, LOC Dexia Cr. Local de France, CP	11,000,000	11,000,000
		35,215,000
Maryland - 0.1%
Maryland Gen. Oblig. Bonds Series 2004, 5% 2/1/09	2,000,000	2,000,000
Massachusetts - 86.6%
Boston Gen. Oblig. Bonds Series 2005 A, 5% 1/1/10	6,800,000	7,044,564
Braintree Gen. Oblig. BAN 2.5% 8/14/09	22,200,000	22,305,086
Cambridge Gen. Oblig. Bonds 3% 2/1/09	4,990,000	4,990,000
Chelmsford Gen. Oblig. BAN 2.5% 6/18/09	6,399,347	6,417,170
Concord Gen. Oblig. BAN 2.75% 5/15/09	12,000,000	12,029,236
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 06 108, 0.51% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	9,300,000	9,300,000
Framingham Gen. Oblig. BAN 2.5% 6/19/09	6,000,000	6,016,037
Franklin Gen. Oblig. BAN 2.25% 3/25/09	6,995,000	7,000,481
Hingham Gen. Oblig. BAN Series 2008 B, 2.5% 11/25/09	8,237,467	8,330,904
Lunenburg Gen. Oblig. BAN 2.75% 6/25/09	5,689,258	5,708,404
Malden Gen. Oblig. BAN 3.75% 10/23/09	6,100,000	6,127,784
Marion Gen. Oblig. BAN 2.75% 12/11/09	6,995,000	7,082,036
Massachusetts Participating VRDN:
Series Clipper 06 11, 0.56% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	19,605,000	19,605,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Participating VRDN: - continued
Series Clipper 07 18, 0.63% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	$ 54,600,000	$ 54,600,000
Massachusetts Bay Trans. Auth. Series 1999, 0.5% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	26,455,000	26,455,000
Massachusetts Bay Trans. Auth. Assessment Rev. Participating VRDN Series DC 8031, 1.25% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	9,310,000	9,310,000
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN:
Series BA 08 3050X, 0.43% (Liquidity Facility Bank of America NA) (b)(f)	5,940,000	5,940,000
Series DC 8030, 1.25% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	5,890,000	5,890,000
Series DCL 08 26, 1.25% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	8,600,000	8,600,000
Series DCL 08 28, 1.25% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	9,030,000	9,030,000
Series DCL 08 29, 1.25% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	11,500,000	11,500,000
Series MACN 05 E, 0.43% (Liquidity Facility Bank of America NA) (b)(f)	8,600,000	8,600,000
Series PT 4140, 0.54% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(f)	17,795,000	17,795,000
Series PT 4368, 0.54% (Liquidity Facility Wells Fargo & Co.) (b)(f)	5,020,000	5,020,000
Series 2008 A1, 0.4% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	14,140,000	14,140,000
Series 2008 A2, 0.3% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	15,000,000	15,000,000
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds (Boston Univ. Proj.) Series U4, 2%, tender 6/18/09 (b)	13,700,000	13,700,000
(Abby Kelley Foster Charter Pub. School Proj.) Series 2008, 0.47%, LOC TD Banknorth, NA, VRDN (b)	5,000,000	5,000,000
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 0.5%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,700,000	3,700,000
(Babson College Proj.) Series 2008 A, 0.33%, LOC RBS Citizens NA, VRDN (b)	15,300,000	15,300,000
(Boston Univ. Proj.):
Series U2, 0.2%, LOC BNP Paribas SA, VRDN (b)	10,700,000	10,700,000
Series U3, 0.2%, LOC BNP Paribas SA, VRDN (b)	5,555,000	5,555,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Boston Univ. Proj.):
Series U6E, 0.35%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	$ 22,830,000	$ 22,830,000
(Brandeis Univ. Proj.) Series M, 0.4%, LOC Bank of America NA, VRDN (b)	4,400,000	4,400,000
(Brooksby Village, Inc. Proj.) Series 2004, 0.4%, LOC Bank of America NA, VRDN (b)	47,460,000	47,460,000
(Childrens Museum Proj.) Series 2006, 0.4%, LOC RBS Citizens NA, VRDN (b)	11,900,000	11,900,000
(City Year Proj.) Series 2006, 0.4%, LOC Bank of America NA, VRDN (b)	8,395,000	8,395,000
(Ed. Lawrence Academy Proj.) Series 2003 A, 0.4%, LOC Bank of America NA, VRDN (b)	2,490,000	2,490,000
(Edgewood Retirement Cmnty. Proj.):
Series 2000 A, 0.95%, LOC Bank of America NA, VRDN (b)	4,900,000	4,900,000
Series 2008, 0.95%, LOC Bank of America NA, VRDN (b)	7,340,000	7,340,000
(Hockomock YMCA Issue Proj.) 0.4%, LOC Bank of America NA, VRDN (b)	8,275,000	8,275,000
(Institute of Contemporary Art Proj.) Series 2004 A, 0.4%, LOC Bank of America NA, VRDN (b)	5,200,000	5,200,000
(Int'l. Fund For Animal Welfare, Inc. Proj.) Series 2006, 0.4%, LOC Bank of America NA, VRDN (b)	13,335,000	13,335,000
(Lasell College Proj.) Series 2008, 0.65%, LOC RBS Citizens NA, VRDN (b)	4,000,000	4,000,000
(Lasell Village Proj.) Series 2007, 0.45%, LOC Bank of America NA, VRDN (b)	19,755,000	19,755,000
(Mary Ann Morse Healthcare Proj.) Series 2007, 0.43%, LOC JPMorgan Chase Bank, VRDN (b)	8,500,000	8,500,000
(Masonic Nursing Home, Inc. Proj.) Series 2002, 0.45%, LOC RBS Citizens NA, VRDN (b)	30,320,000	30,320,000
(Neighborhood House Charter Proj.) Series 2003 A, 0.47%, LOC Bank of America NA, VRDN (b)	7,100,000	7,100,000
(Newton Country Day School Proj.):
Series 2000, 0.53%, LOC Bank of America NA, VRDN (b)	7,040,000	7,040,000
Series 2005, 0.53%, LOC Bank of America NA, VRDN (b)	10,280,000	10,280,000
(Saint Mark's School Proj.) Series 2004, 0.53%, LOC Bank of America NA, VRDN (b)	7,490,000	7,490,000
(Simmons College Proj.) Series G, 0.35%, LOC TD Banknorth, N.A., VRDN (b)	9,775,000	9,775,000
(The May Institute, Inc. Proj.) Series 2006, 0.53%, LOC Banco Santander SA, VRDN (b)	5,195,000	5,195,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(The Rivers School Proj.) Series 2002, 0.53%, LOC RBS Citizens NA, VRDN (b)	$ 6,800,000	$ 6,800,000
(Third Sector New England, Inc. Proj.) Series 2004 A, 0.47%, LOC Bank of America NA, VRDN (b)	17,350,000	17,350,000
(Worcester Polytechnic Institute Proj.) Series A, 0.4%, LOC TD Banknorth, N.A., VRDN (b)	19,475,000	19,475,000
(YMCA of Greater Boston Proj.) Series 2004 A, 0.65%, LOC RBS Citizens NA, VRDN (b)	25,160,000	25,160,000
Series 2001, 0.4% 4/1/09, LOC JPMorgan Chase Bank, CP	5,684,000	5,684,000
Massachusetts Dev. Fin. Agcy. Sr. Living Facility Rev. (New England Deaconess Assoc. Proj.) Series 2004, 0.35%, LOC Lloyds TSB Bank PLC, VRDN (b)	21,165,000	21,165,000
Massachusetts Gen. Oblig.:
Bonds:
Series 2001 A, 5.5% 1/1/10	4,380,000	4,558,632
Series 2001 C, 5.5% 12/1/09	3,645,000	3,781,594
Series 2002 A:
5.5% 2/1/09	1,000,000	1,000,000
5.5% 2/1/10	2,740,000	2,871,924
Series 2004 A, 5% 8/1/09	2,500,000	2,543,928
Series 2006 A, 5% 7/1/09	6,000,000	6,084,333
Series 2008 A:
3% 8/1/09	14,385,000	14,483,763
3% 9/1/09	5,555,000	5,616,407
Series Solar 07 77, 0.5%, tender 2/6/09 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	11,300,000	11,300,000
Participating VRDN:
Series Clipper 07 06, 0.63% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	17,900,000	17,900,000
Series Clipper 07 39, 0.56% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	37,900,000	37,900,000
Series EGL 07 0149, 0.87% (Liquidity Facility Citibank NA) (b)(f)	10,500,000	10,500,000
Series MS 1186, 0.53% (Liquidity Facility Rabobank Nederland) (b)(f)(g)	5,500,000	5,500,000
Series Putters 2022, 0.93% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	13,600,000	13,600,000
Series Putters 2648, 0.93% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,700,000	3,700,000
Series Putters 301, 0.44% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	940,000	940,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series ROC II R 102, 0.53% (Liquidity Facility Citibank NA) (b)(f)	$ 4,865,000	$ 4,865,000
Series SG 126, 0.53% (Liquidity Facility Societe Generale) (b)(f)	3,255,000	3,255,000
(Central Artery Proj.) Series 2000 A, 0.5% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	40,000,000	40,000,000
BAN Series 2008 A, 3% 3/5/09	28,200,000	28,254,722
Series 1997 B, 0.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	65,145,000	65,145,000
Series 1998 A, 0.25% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	58,965,000	58,965,000
Series 1999 D:
0.35% 2/9/09 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	7,625,000	7,625,000
0.72% 2/6/09 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	30,600,000	30,600,000
Series 2000 F, 1.05% 2/12/09 (Liquidity Facility JPMorgan Chase Bank), CP	10,400,000	10,400,000
Series 2001 B, 0.35% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	63,100,000	63,100,000
Series 2001 G, 1% 3/12/09 (Liquidity Facility BNP Paribas SA), CP	7,900,000	7,900,000
Series 2005 A, 0.45% (Liquidity Facility Citibank NA), VRDN (b)	46,860,000	46,860,000
Series H, 0.8% 3/19/09 (Liquidity Facility Bank of Nova Scotia, New York Agcy.), CP	11,000,000	11,000,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds:
(Amherst College Proj.) Series H, 2.85%, tender 7/9/09 (b)	9,700,000	9,700,000
(Williams College Proj.) Series 2006 M, 1.55%, tender 4/10/09 (b)	13,700,000	13,700,000
Participating VRDN:
Series BA 08 3320, 0.43% (Liquidity Facility Bank of America NA) (b)(f)	5,630,000	5,630,000
Series BA 08 3503, 0.43% (Liquidity Facility Bank of America NA) (b)(f)	5,550,000	5,550,000
Series BBT 08 56, 0.45% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	5,000,000	5,000,000
Series Clipper 07 08, 0.56% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	4,200,000	4,200,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series PT 4633, 0.5% (Liquidity Facility Deutsche Postbank AG) (b)(f)	$ 15,780,000	$ 15,780,000
Series Putters 3163, 0.44% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,550,000	9,550,000
Series Putters 3262, 0.44% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	5,770,000	5,770,000
Series ROC II R 10244, 0.69% (Liquidity Facility Citigroup, Inc.) (b)(f)	11,000,000	11,000,000
Series ROC II R 12206, 0.77% (Liquidity Facility Citigroup, Inc.) (b)(f)	3,775,000	3,775,000
Series SGB 42, 0.53% (Liquidity Facility Societe Generale) (b)(f)	8,700,000	8,700,000
(Amherst College Proj.):
Series 2005 I, 0.25%, VRDN (b)	1,000,000	1,000,000
Series 1996 F, 0.25%, VRDN (b)	200,000	200,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.45%, LOC Bank of America NA, VRDN (b)	39,535,000	39,535,000
(Bentley College Proj.) Series K, 0.35%, LOC JPMorgan Chase Bank, VRDN (b)	15,750,000	15,750,000
(CIL Realty of Massachusetts Proj.) Series 2007, 0.55%, LOC HSBC Bank USA, NA, VRDN (b)	7,500,000	7,500,000
(Dana-Farber Cancer Institute Proj.) Series 2008 L1, 0.22%, LOC JPMorgan Chase Bank, VRDN (b)	2,750,000	2,750,000
(Endicott College Proj.) Series 2004 D, 0.4%, LOC Bank of America NA, VRDN (b)	6,700,000	6,700,000
(Harvard Univ. Proj.) Series BB 0.2%, VRDN (b)	11,205,000	11,205,000
(Harvard Vanguard Med. Associates Proj.) Series 2004, 0.3%, LOC Bank of America NA, VRDN (b)	21,680,000	21,680,000
(Home for Little Wanderers Proj.) Series B, 0.53%, LOC RBS Citizens NA, VRDN (b)	4,015,000	4,015,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 0.4%, LOC JPMorgan Chase Bank, VRDN (b)	9,900,000	9,900,000
(Northeastern Univ. Proj.):
Series 2008 U, 0.4%, LOC JPMorgan Chase Bank, VRDN (b)	18,250,000	18,250,000
Series 2008 W, 0.2%, LOC TD Banknorth, NA, VRDN (b)	9,800,000	9,800,000
(Partners HealthCare Sys., Inc. Proj.):
Series 2008 D1, 0.4%, VRDN (b)	8,800,000	8,800,000
Series D2, 0.2%, VRDN (b)	9,000,000	9,000,000
Series D5, 0.4%, VRDN (b)	7,000,000	7,000,000
Series D6, 0.4%, VRDN (b)	15,845,000	15,845,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Pooled Ln. Prog.) Series 2007 M3D, 0.45%, LOC RBS Citizens NA, VRDN (b)	$ 18,400,000	$ 18,400,000
(Pooled Ln. Prog.) Series 2006 M3C, 0.45%, LOC RBS Citizens NA, VRDN (b)	14,385,000	14,385,000
(South Shore Hosp. Proj.) Series 2008 G, 0.58% (Assured Guaranty Corp. Insured), VRDN (b)	13,700,000	13,700,000
(Suffolk Univ. Proj.) Series 2008 A, 0.58%, LOC TD Banknorth, NA, VRDN (b)	5,000,000	5,000,000
(Wellesley College Proj.) Series B, 0.2%, VRDN (b)	2,550,000	2,550,000
(Williams College Proj.):
Series E, 0.25%, VRDN (b)	1,050,000	1,050,000
Series I, 0.15%, VRDN (b)	21,044,000	21,044,000
Series 2008 H1, 1.57% 3/4/09, CP	8,000,000	8,000,000
Series 2008 H2, 1.8% 2/4/09, CP	9,000,000	9,000,000
Series B, 0.53%, LOC RBS Citizens NA, VRDN (b)	7,530,000	7,530,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. Participating VRDN Series Putters 3145, 0.44% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	15,550,000	15,550,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.7% tender 2/4/09, CP mode	1,300,000	1,300,000
Series 1993 A, 0.7% tender 2/6/09, CP mode	9,700,000	9,700,000
Series 1993 B, 1.45% tender 2/2/09, CP mode	13,500,000	13,500,000
Massachusetts Indl. Fin. Agcy. Rev.:
Bonds (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/09	8,500,000	8,411,862
(Goddard House Proj.) 0.55%, LOC Bank of America NA, VRDN (b)	9,100,000	9,100,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 0.53%, LOC Bank of America NA, VRDN (b)	5,835,000	5,835,000
Massachusetts Port Auth. Rev.:
Series 2003 A, 0.97% 3/10/09, LOC Bank of New York, New York, CP	10,000,000	10,000,000
Series 2008 A, 0.45%, LOC Bank of America NA, VRDN (b)	12,100,000	12,100,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Participating VRDN:
Series EGL 07 0031, 0.91% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	23,500,000	23,500,000
Series EGL 07 0033, 0.91% (Liquidity Facility Bayerische Landesbank) (b)(f)	19,800,000	19,800,000
Series EGL 07 0067, 0.91% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	19,100,000	19,100,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.: - continued
Participating VRDN:
Series EGL 07 0092, 0.86% (Liquidity Facility Citibank NA) (b)(f)	$ 17,700,000	$ 17,700,000
Series Putters 1197, 0.98% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,160,000	7,160,000
Series Putters 1430, 0.93% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	8,700,000	8,700,000
Series Putters 1920, 0.98% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,250,000	9,250,000
Series Putters 2286, 0.98% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	14,355,000	14,355,000
Series Putters 2479Z, 0.93% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,100,000	3,100,000
Series Putters 2735, 0.93% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	4,030,000	4,030,000
Series Putters 2857, 0.93% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,175,000	8,175,000
Series A:
0.45% 7/8/09, LOC Bank of Nova Scotia, New York Agcy., CP	6,500,000	6,500,000
0.75% 3/4/09, LOC Bank of Nova Scotia, New York Agcy., CP	8,100,000	8,100,000
0.77% 3/11/09, LOC Bank of Nova Scotia, New York Agcy., CP	11,200,000	11,200,000
0.97% 3/5/09, LOC Bank of Nova Scotia, New York Agcy., CP	11,200,000	11,200,000
1.05% 3/4/09, LOC Bank of Nova Scotia, New York Agcy., CP	8,000,000	8,000,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN Series BBT 08 58, 0.45% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	12,430,000	12,430,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN:
Series DCL 07 001, 1.25% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	13,800,000	13,800,000
Series EGL 06 0097, 0.92% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	3,700,000	3,700,000
Series MS 2935, 0.68% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(f)	11,500,000	11,500,000
Series Putters 2794, 0.93% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	3,865,000	3,865,000
Series Putters 2848, 0.93% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,895,000	5,895,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
Participating VRDN:
Series ROC II R 10280, 0.92% (Liquidity Facility Citigroup, Inc.) (b)(f)	$ 11,900,000	$ 11,900,000
Series ROC II R 11319, 0.87% (Liquidity Facility Citibank NA) (b)(f)	5,005,000	5,005,000
Series 1995:
0.75% 2/6/09, LOC Bayerische Landesbank Girozentrale, CP	7,500,000	7,500,000
0.8% 2/11/09, LOC Bayerische Landesbank Girozentrale, CP	8,800,000	8,800,000
Series 1999 B, 0.4%, LOC Landesbank Hessen-Thuringen, VRDN (b)	7,715,000	7,715,000
Series 1999:
0.65% 4/2/09, LOC State Street Bank & Trust Co., Boston, CP	7,000,000	7,000,000
0.7% 3/4/09, LOC State Street Bank & Trust Co., Boston, CP	2,000,000	2,000,000
0.7% 3/4/09, LOC State Street Bank & Trust Co., Boston, CP	6,000,000	6,000,000
Series 2002 C, 0.25%, LOC Landesbank Hessen-Thuringen, VRDN (b)	24,060,000	24,060,000
Series 2008 B, 0.4% (Liquidity Facility Bank of America NA), VRDN (b)	2,300,000	2,300,000
Series 2008 C, 0.3% (Liquidity Facility Bayerische Landesbank), VRDN (b)	57,000,000	57,000,000
Series 2008 D, 0.3% (Liquidity Facility Bayerische Landesbank), VRDN (b)	23,100,000	23,100,000
Series 2008 E, 0.2% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	43,600,000	43,600,000
Series 2008 F, 0.2% (Liquidity Facility Bank of Nova Scotia, New York Agcy.), VRDN (b)	34,300,000	34,300,000
Nantucket Gen. Oblig. BAN 2% 2/27/09	3,137,725	3,137,502
Plymouth Gen. Oblig. BAN 2.75% 5/15/09	15,400,000	15,438,809
Sudbury Gen. Oblig. BAN 3.5% 6/15/09	2,545,000	2,550,501
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 0.3%, LOC Lloyds TSB Bank PLC, VRDN (b)	90,300,000	90,300,000
Univ. of Massachusetts Bldg. Auth. Rev. Series 2008 3, 0.45%, LOC Bank of America NA, VRDN (b)	22,400,000	22,400,000
Westborough Gen. Oblig. BAN 2.5% 8/28/09	6,060,553	6,086,863
Weston Gen. Oblig. BAN 1.5% 2/5/10 (a)	17,328,166	17,484,466
		2,331,835,008
Municipal Securities - continued
	Principal Amount	Value
Mississippi - 0.0%
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 0.35%, VRDN (b)	$ 1,200,000	$ 1,200,000
North Carolina - 0.1%
North Carolina Ports Auth. Port Facilities Rev. Series 2008, 0.5%, LOC Branch Banking & Trust Co., VRDN (b)	3,500,000	3,500,000
Pennsylvania - 0.4%
Delaware County Auth. Rev. (White Horse Village Proj.) Series 2006 B, 0.62%, LOC Citizens Bank of Pennsylvania, VRDN (b)	6,800,000	6,800,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (Marywood Univ. Proj.) Series 2005 A, 0.47%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,000,000	2,000,000
Pennsylvania Tpk. Commission Tpk. Rev. Series 2008 B1, 0.53%, LOC Bank of America NA, VRDN (b)	3,000,000	3,000,000
		11,800,000
Puerto Rico - 1.7%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Participating VRDN Series ROC II R 11321, 0.81% (Liquidity Facility Citibank NA) (b)(f)	5,450,000	5,450,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series Merlots 00 A15, 0.58% (Liquidity Facility Bank of New York, New York) (b)(f)	13,870,000	13,870,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2007 A7, 0.2%, LOC UBS AG, VRDN (b)	9,600,000	9,600,000
TRAN:
Series 2009 A1, 3% 7/30/09, LOC Bank of Nova Scotia, New York Agcy.	7,600,000	7,650,072
Series 2009 A2, 3% 7/30/09, LOC BNP Paribas SA	4,300,000	4,328,330
Series 2009 A3, 3% 7/30/09, LOC Banco Bilbao Vizcaya Argentaria SA	3,900,000	3,925,695
		44,824,097
Rhode Island - 0.8%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Rhode Island School of Design Proj.) Series 2008 A, 0.45%, LOC Bank of America NA, VRDN (b)	21,985,000	21,985,000
South Carolina - 0.1%
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.5%, LOC Wachovia Bank NA, VRDN (b)	3,500,000	3,500,000
Texas - 0.4%
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B2, 0.4%, LOC Compass Bank, VRDN (b)	4,850,000	4,850,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (Rice Univ. Proj.) Series 2006 B, 0.25% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	$ 3,000,000	$ 3,000,000
San Antonio Elec. & Gas Sys. Rev. Bonds Series 1998 A, 5.25% 2/1/16 (Pre-Refunded to 2/1/09 @ 101) (e)	2,810,000	2,838,100
		10,688,100
Virginia - 0.3%
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Series 2008 A, 0.45%, LOC Branch Banking & Trust Co., VRDN (b)	7,250,000	7,250,000
Wyoming - 0.6%
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.45%, LOC Wells Fargo Bank NA, VRDN (b)	3,200,000	3,200,000
Sublette County Poll. Cont. Rev. (Exxon Proj.) Series 1994, 0.25%, VRDN (b)	14,400,000	14,400,000
		17,600,000
	Shares
Other - 4.9%
Fidelity Tax-Free Cash Central Fund, 0.47% (c)(d)	131,220,389	131,220,389
TOTAL INVESTMENT PORTFOLIO - 98.0% (Cost $2,641,112,594)		2,641,112,594
NET OTHER ASSETS - 2.0%		52,906,818
NET ASSETS - 100%		$ 2,694,019,412
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,500,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Massachusetts Gen. Oblig. Participating VRDN Series MS 1186, 0.53% (Liquidity Facility Rabobank Nederland)	10/12/05	$ 5,500,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 2,052,962
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,641,112,594	$ -	$ 2,641,112,594	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,509,892,205)	$ 2,509,892,205
Fidelity Central Funds (cost $131,220,389)	131,220,389
Total Investments (cost $2,641,112,594)		$ 2,641,112,594
Cash		35,913,329
Receivable for investments sold		25,416,907
Receivable for fund shares sold		6,900,651
Interest receivable		6,617,424
Distributions receivable from Fidelity Central Funds		41,558
Prepaid expenses		339,296
Receivable from investment adviser for expense reductions		81,966
Other receivables		171,408
Total assets		2,716,595,133

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 17,484,466
Payable for fund shares redeemed	4,347,565
Distributions payable	140,511
Accrued management fee	459,306
Distribution fees payable	1,383
Other affiliated payables	142,490
Total liabilities		22,575,721

Net Assets		$ 2,694,019,412
Net Assets consist of:
Paid in capital		$2,693,826,286
Accumulated undistributed net realized gain (loss) on investments		193,126
Net Assets		$ 2,694,019,412

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

January 31, 2009
Massachusetts AMT Tax-Free Money Market: Net Asset Value, offering price and redemption price per share ($638,141,486 ÷ 637,739,798 shares)	$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,049,073,040 ÷ 2,048,574,290 shares)	$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($6,804,886 ÷ 6,803,208 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended January 31, 2009

Investment Income
Interest		$ 62,256,518
Income from Fidelity Central Funds		2,052,962
Total income		64,309,480

Expenses
Management fee	$ 6,637,695
Transfer agent fees	2,053,568
Distribution fees	50,088
Independent trustees' compensation	14,019
Money Market Guarantee Program fee	505,767
Total expenses before reductions	9,261,137
Expense reductions	(2,743,206)	6,517,931
Net investment income		57,791,549
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		430,269
Net increase in net assets resulting from operations		$ 58,221,818

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended January 31, 2009	Year ended January 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 57,791,549	$ 94,958,908
Net realized gain (loss)	430,269	240,279
Net increase in net assets resulting from operations	58,221,818	95,199,187
Distributions to shareholders from net investment income	(57,789,747)	(94,958,613)
Distributions to shareholders from net realized gain	(147,614)	(219,307)
Total distributions	(57,937,361)	(95,177,920)
Share transactions - net increase (decrease)	(1,131,456,287)	1,993,305,540
Total increase (decrease) in net assets	(1,131,171,830)	1,993,326,807

Net Assets
Beginning of period	3,825,191,242	1,831,864,435
End of period	$ 2,694,019,412	$ 3,825,191,242

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Massachusetts AMT Tax-Free Money Market

Years ended January 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.016	.033	.031	.022	.009
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.016	.033	.031	.022	.009
Distributions from net investment income	(.016)	(.033)	(.031)	(.022)	(.009)
Distributions from net realized gain	- D	- D	- D	-	- D
Total distributions	(.016)	(.033)	(.031)	(.022)	(.009)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.64%	3.35%	3.15%	2.19%	.95%
Ratios to Average Net Assets B, C
Expenses before reductions	.32%	.34%	.43%	.43%	.43%
Expenses net of fee waivers, if any	.32%	.33%	.40%	.40%	.40%
Expenses net of all reductions	.27%	.26%	.32%	.32%	.38%
Net investment income	1.66%	3.30%	3.11%	2.20%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 638,141	$ 855,065	$ 1,831,864	$ 1,388,517	$ 986,968

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended January 31,

2009

2008 E

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.017	.027
Net realized and unrealized gain (loss) G	-	-
Total from investment operations	.017	.027
Distributions from net investment income	(.017)	(.027)
Distributions from net realized gain G	-	-
Total distributions	(.017)	(.027)
Net asset value, end of period	$ 1.00	$ 1.00
Total Return B, C	1.74%	2.72%
Ratios to Average Net Assets D, F
Expenses before reductions	.27%	.25% A
Expenses net of fee waivers, if any	.22%	.20% A
Expenses net of all reductions	.17%	.15% A
Net investment income	1.76%	3.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,049,073	$ 2,920,504

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E For the period April 18, 2007 (commencement of sale of shares) to January 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class

Years ended January 31,

2009

2008 E

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.015	.025
Net realized and unrealized gain (loss) G	-	-
Total from investment operations	.015	.025
Distributions from net investment income	(.015)	(.025)
Distributions from net realized gain G	-	-
Total distributions	(.015)	(.025)
Net asset value, end of period	$ 1.00	$ 1.00
Total Return B, C	1.49%	2.52%
Ratios to Average Net Assets D, F
Expenses before reductions	.52%	.49% A
Expenses net of fee waivers, if any	.46%	.45% A
Expenses net of all reductions	.42%	.39% A
Net investment income	1.51%	2.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,805	$ 49,623

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E For the period April 18, 2007 (commencement of sale of shares) to January 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2009

1. Organization.

Fidelity Massachusetts AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity Massachusetts Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Massachusetts AMT Tax-Free Money Market, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Expenses - continued

The Board of Trustees of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through April 30, 2009. Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The Fund paid the U.S. Treasury Department a fee equal to 0.01% based on the number of shares outstanding as of September 19, 2008 to participate in the Program for the initial 3-month term that expired on December 18, 2008. On December 4, 2008, the Fund paid an additional fee equal to 0.015% based on the number of shares outstanding as of September 19, 2008 to participate in the extension of the Program through April 30, 2009. The fees are being amortized over the length of the participation in the Program. The expense is borne by the Fund without regard to any expense limitation currently in effect. The U.S. Treasury Department has the option to renew the Program through the close of business on September 18, 2009. If extended, the Board of Trustees of the Fund will determine whether the Fund should continue participation in the Program and, if so, the Fund will incur additional participation fees.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to deferred trustees compensation and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	-
Undistributed ordinary income	159,281
Undistributed long-term capital gain	34,031

Cost for federal income tax purposes	$ 2,641,112,594

The tax character of distributions paid was as follows:

	January 31, 2009	January 31, 2008
Tax-exempt Income	$ 57,789,747	$ 94,958,613
Long-term Capital Gains	147,614	219,307
Total	$ 57,937,361	$ 95,177,920

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense.

In addition, under the expense contract, FMR pays class level expenses for Massachusetts AMT Tax-Free Money Market so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate and the total amount paid to and retained by FDC were as follows:

	Service Fee	Paid to FDC	Retained by FDC
Service Class	.25%	$ 50,088	$ 3,970

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

	Amount	% of Average Net Assets
Massachusetts AMT Tax-Free Money Market	$ 781,067.10
Institutional Class	1,262,484.05
Service Class	10,017.05
	$ 2,053,568

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Expense Reductions.

FMR contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example interest expense and the fee for participating in the U.S. Treasury Department's Temporary Guarantee Program, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $1,264,178 and $10,423, respectively.

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $307,159. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Massachusetts AMT Tax-Free Money Market	$ 272,903
Institutional Class	881,585
Service Class	6,958
$ 1,161,446

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

7. Other - continued

The supply of municipal money market securities has declined significantly due to market volatility. As a result, the Fund's cash position may be significant at times during the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended January 31,	2009	2008 A
From net investment income
Massachusetts AMT Tax-Free Money Market	$ 12,920,983	$ 37,296,493
Institutional Class	44,509,611	57,438,713
Service Class	359,153	223,407
Total	$ 57,789,747	$ 94,958,613
From net realized gain
Massachusetts AMT Tax-Free Money Market	$ 35,203	$ 50,772
Institutional Class	112,067	168,474
Service Class	344	61
Total	$ 147,614	$ 219,307

A Distributions for Institutional Class and Service Class are for the period April 18, 2007(commencement of sale of shares) to January 31, 2008.

9. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

Years ended January 31,	2009	2008 A
Massachusetts AMT Tax-Free Money Market Shares sold	659,862,417	1,244,217,940
Reinvestment of distributions	12,133,153	33,987,466
Shares redeemed	(888,948,627)	(2,254,780,594)
Net increase (decrease)	(216,953,057)	(976,575,188)
Institutional Class Shares sold	2,004,213,721	4,176,255,151
Reinvestment of distributions	37,385,503	48,882,718
Shares redeemed	(2,913,285,902)	(1,304,876,901)
Net increase (decrease)	(871,686,678)	2,920,260,968
Service Class Shares sold	33,384,645	69,501,980
Reinvestment of distributions	25,971	13,369
Shares redeemed	(76,227,168)	(19,895,589)
Net increase (decrease)	(42,816,552)	49,619,760

A Share transactions for Institutional Class and Service Class are for the period April 18, 2007(commencement of sale of shares) to January 31, 2008.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Massachusetts Municipal Trust and Shareholders of Fidelity Massachusetts AMT Tax-Free Money Market Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Massachusetts AMT Tax-Free Money Market Fund (the Fund), a fund of Fidelity Massachusetts Municipal Trust, including the schedule of investments, as of January 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Massachusetts AMT Tax-Free Money Market Fund as of January 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 16, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 158 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 380 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1981

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

 Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Annual Report

Advisory Board Member and Executive Officers**:

Correspondence intended for Mr. Kenneally may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Michael E. Kenneally (54)

Year of Election or Appointment: 2008

Member of the Advisory Board. Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments (2003-
present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-
present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Charles S. Morrison (48)

Year of Election or Appointment: 2005

Vice President of Fidelity's Money Market Funds. Mr. Morrison also serves as Senior Vice President, Money Market Group Leader of FMR. Previously, Mr. Morrison served as Vice President of Fidelity's Bond Funds and certain Balanced, and Asset Allocation Funds.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-
present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Accounting Group Manager (2003) of JPMorgan Chase Bank.

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Massachusetts AMT Tax-Free Money Market Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Massachusetts AMT Tax-Free Money Market	03/16/09	03/13/09	$0.00002
Institutional Class	03/16/09	03/13/09	$0.00002
Service Class	03/16/09	03/13/09	$0.00002

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2009, $307,196, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2009, 100% of the fund's income dividends was free from federal income tax, and 0.00% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

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Annual Report

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Annual Report

Investment Adviser

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The Fidelity Telephone Connection

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SMA-UANN-0309
1.853999.101

Fidelity® Massachusetts
Municipal Income Fund

and

Fidelity Massachusetts Municipal
Money Market Fund

Annual Report

January 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Massachusetts Municipal Income Fund
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Massachusetts Municipal Money Market Fund
Investment Changes/Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Fidelity Massachusetts Municipal Income Fund	.46%
Actual		$ 1,000.00	$ 999.00	$ 2.31
HypotheticalA		$ 1,000.00	$ 1,022.82	$ 2.34
Fidelity Massachusetts Municipal Money Market Fund	.53%
Actual		$ 1,000.00	$ 1,006.20	$ 2.67**
HypotheticalA		$ 1,000.00	$ 1,022.47	$ 2.69**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

** If fees to participate in the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds paid in October and December, 2008 (see Note 3 of the Notes to Financial Statements) had been in effect during the entire period, the annualized expense ratio would have been .54% and the expenses paid in the actual and hypothetical examples above would have been $2.72 and $2.75, respectively.

Annual Report

Fidelity Massachusetts Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended January 31, 2009	Past 1 year	Past 5 years	Past 10 years
Fidelity MA Municipal Income Fund	-1.13%	3.05%	4.33%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Massachusetts Municipal Income Fund on January 31, 1999. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital Municipal Bond Index performed over the same period.

Annual Report

Fidelity Massachusetts Municipal Income Fund

Management's Discussion of Fund Performance

Comments from Christine Thompson, Portfolio Manager of Fidelity® Massachusetts Municipal Income Fund

Despite an impressive late-period rally, municipal bonds suffered losses during the 12 months ending January 31, 2009, hurt by a persistent and deepening risk aversion that spread rapidly across the global financial markets. While lower-quality municipals were hit first, insured bond prices ultimately experienced declines amid concerns about the financial strength of bond insurers. Supply pressures also weighed on munis, as issuers scrambled to refinance their auction-rate debt when the market for these securities - a source of funding for muni issuers - broke down. The loss of independent muni dealers - including Bear Stearns, Lehman Brothers, Merrill Lynch and Wachovia - led to further disruption, as did the robust selling by leveraged investors to cover losses and meet investor redemptions. But in December and January, munis started to regain strength as investors gravitated toward their attractive valuations and as coupon payments - many of them distributed to investors in January 2009 - were reinvested into the muni market. For the 12 months overall, the Barclays Capital Municipal Bond Index - a performance measure of more than 44,000 investment-grade, fixed-rate, tax-exempt bonds - declined 0.16%. The overall taxable debt market, as measured by the Barclays Capital U.S. Aggregate Bond Index, rose 2.59%.

For the year ending January 31, 2008, the fund returned -1.13%, compared with the Barclays Capital Massachusetts 3+ Year Enhanced Municipal Bond Index, which returned 1.73%. The fund's underperformance stemmed partly from my emphasis on various bond structures. My decision to overweight callable bonds worked against us because they lagged the index. As short-term interest rates declined and long-term rates rose, their prices came under pressure because of the growing uncertainty as to when they would be called. Compared with the index, the fund was significantly underweighted in prerefunded and escrowed muni bonds, which are backed by U.S. government securities and were among the market's best performers due to strong demand for very high-quality securities. Sector selection was mixed. An overweighting in poor-performing transportation bonds detracted. In contrast, an overweighting in higher-education bonds helped. Elsewhere, yield-curve positioning - which refers to how I allocated the fund's investments across bonds of various maturities - aided performance. My decision to overweight intermediate-maturity bonds was a plus because they outpaced longer-term bonds, in which I was underweighted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Massachusetts Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Special Tax	20.2	19.2
General Obligations	19.9	17.8
Education	15.3	14.6
Transportation	12.8	14.5
Water & Sewer	11.9	11.1
Weighted Average Maturity as of January 31, 2009
		6 months ago
Years	11.4	8.6

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of January 31, 2009
6 months ago
Years	7.9	7.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of January 31, 2009	As of July 31, 2008
AAA 12.4%	AAA 33.6%
AA,A 68.4%	AA,A 58.9%
BBB 11.9%	BBB 2.7%
BB and Below 0.9%	BB and Below 1.0%
Not Rated 2.0%	Not Rated 1.7%
Short-Term Investments and Net Other Assets 4.4%	Short-Term Investments and Net Other Assets 2.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Annual Report

Fidelity Massachusetts Municipal Income Fund

Investments January 31, 2009

Showing Percentage of Net Assets

Municipal Bonds - 95.6%
	Principal Amount	Value
Guam - 0.4%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
Series 2006 A, 5% 10/1/23	$ 2,740,000	$ 2,482,550
Series 2008:
4.625% 10/1/11	1,100,000	1,084,600
5.375% 10/1/14	1,150,000	1,147,976
5.875% 10/1/18	1,900,000	1,929,906
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. Series 2005, 5.875% 7/1/35	2,115,000	1,652,344
		8,297,376
Massachusetts - 92.6%
Ashland Gen. Oblig. 5.25% 5/15/19 (AMBAC Insured)	1,300,000	1,424,904
Auburn Gen. Oblig. 5.125% 6/1/23 (AMBAC Insured)	1,305,000	1,367,066
Boston Gen. Oblig. Series 2005 A, 5% 1/1/17	1,005,000	1,140,414
Boston Spl. Oblig. (Boston City Hosp. Issue Proj.):
5% 8/1/16 (MBIA Insured)	9,705,000	10,337,281
5% 8/1/17 (MBIA Insured)	7,990,000	8,437,200
5% 8/1/18 (MBIA Insured)	6,200,000	6,553,276
Boston Wtr. & Swr. Commission Rev.:
Series 1998 C, 5.2% 11/1/21 (FGIC Insured)	2,045,000	2,063,978
Sr. Series A:
5.25% 11/1/19	10,325,000	11,749,437
5.75% 11/1/13	1,690,000	1,835,002
Bridgewater-Raynham Reg'l. School District:
5% 6/15/18 (FSA Insured)	1,475,000	1,587,425
5% 6/15/19 (FSA Insured)	1,535,000	1,640,762
Brockton Gen. Oblig.:
5% 4/1/15 (FSA Insured)	1,000,000	1,127,230
5% 4/1/16 (FSA Insured)	1,000,000	1,132,760
Brookline Gen. Oblig. 5.75% 4/1/15	1,045,000	1,100,197
Dracut Gen. Oblig.:
5% 5/15/16 (AMBAC Insured)	1,400,000	1,535,800
5% 5/15/19 (AMBAC Insured)	1,000,000	1,076,410
Freetown Lakeville Reg'l. School District 5% 1/1/21 (MBIA Insured)	2,265,000	2,357,774
Hopedale Gen. Oblig. 5% 11/15/19 (AMBAC Insured)	1,000,000	1,094,260
Littleton Gen. Oblig. 5% 1/15/19 (FGIC Insured)	1,380,000	1,468,223
Lowell Gen. Oblig.:
5% 12/15/17 (MBIA Insured)	1,410,000	1,583,712
5% 12/15/19 (MBIA Insured)	1,310,000	1,433,101
Lynn Gen. Oblig.:
5.375% 8/15/14 (FGIC Insured)	2,120,000	2,302,638
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Lynn Gen. Oblig.: - continued
5.375% 8/15/15 (FGIC Insured)	$ 2,235,000	$ 2,431,032
5.375% 8/15/16 (FGIC Insured)	2,345,000	2,538,556
Lynn Wtr. & Swr. Commission Gen. Rev.:
Series 2003 A, 5% 12/1/32 (MBIA Insured)	2,000,000	1,994,340
Series 2005 A:
5% 6/1/18 (MBIA Insured)	2,055,000	2,262,719
5% 6/1/19 (MBIA Insured)	1,560,000	1,692,584
Marblehead Gen. Oblig.:
5% 8/15/19	1,510,000	1,658,795
5% 8/15/20	1,465,000	1,593,803
Martha's Vineyard Land Bank Rev. 5% 5/1/18 (AMBAC Insured)	2,070,000	2,336,347
Massachusetts Bay Trans. Auth.:
Series 1991 A:
7% 3/1/21	1,500,000	1,861,485
7% 3/1/21 (FGIC Insured)	3,025,000	3,753,995
Series 1992 B, 6.2% 3/1/16	27,525,000	32,004,143
Series 1993 A, 5.5% 3/1/12	4,350,000	4,589,207
Massachusetts Bay Trans. Auth. Assessment Rev. Series 2000 A:
5.25% 7/1/30	7,085,000	7,119,929
5.75% 7/1/15	85,000	89,476
5.75% 7/1/18	330,000	344,042
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2003 C:
5.25% 7/1/19	4,430,000	5,241,355
5.25% 7/1/21	4,000,000	4,548,200
5.25% 7/1/23	3,950,000	4,403,855
Series 2005 B, 5.5% 7/1/29 (MBIA Insured)	4,000,000	4,334,280
Series 2006 A, 5.25% 7/1/32	7,745,000	7,977,505
Series 2006 C:
5% 7/1/22	9,900,000	10,565,478
5% 7/1/23	10,000,000	10,624,100
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A:
5% 1/1/14	1,500,000	1,552,665
5% 1/1/17	1,250,000	1,274,475
5% 1/1/19	2,225,000	2,197,544
5% 1/1/20	3,000,000	2,866,830
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2007 A, 5% 10/1/21 (MBIA Insured)	$ 1,165,000	$ 1,050,422
(Boston College Proj.) Series P:
5% 7/1/20	2,500,000	2,727,275
5% 7/1/21	3,090,000	3,285,999
(Boston Univ. Proj.) Series T1, 5% 10/1/39 (AMBAC Insured)	10,000,000	8,718,400
(Brandeis Univ. Proj.) Series N:
5% 10/1/23	1,040,000	1,087,778
5% 10/1/24	1,210,000	1,249,240
(College of the Holy Cross Proj.):
Series 2008 A, 5% 9/1/26	1,500,000	1,523,910
Series 2008 B, 5% 9/1/22	1,100,000	1,154,593
(Mount Holyoke College Proj.) Series 2001:
5.125% 7/1/21	5,715,000	5,892,794
5.25% 7/1/31	11,785,000	11,834,615
5.5% 7/1/14	750,000	813,990
5.5% 7/1/15	910,000	983,164
5.5% 7/1/16	590,000	634,120
(Regis College Proj.) Series 1998:
5.25% 10/1/18	2,240,000	1,784,250
5.5% 10/1/28	5,660,000	3,760,051
Series 2008, 5.75% 9/1/25	8,000,000	8,451,760
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (a)(b)	10,250,000	9,352,818
Massachusetts Edl. Fing. Auth. Rev.:
Series 1998 AG, 5% 12/1/11 (MBIA Insured) (b)	975,000	971,129
Series 1998 CG:
4.7% 12/1/09 (MBIA Insured) (b)	860,000	872,780
4.9% 12/1/11 (AMBAC Insured) (b)	1,225,000	1,218,544
Series 1999 AE:
4.55% 7/1/09 (AMBAC Insured) (b)	510,000	513,973
4.65% 7/1/10 (AMBAC Insured) (b)	1,220,000	1,219,292
4.75% 7/1/11 (AMBAC Insured) (b)	2,100,000	2,070,810
4.8% 7/1/12 (AMBAC Insured) (b)	540,000	529,902
4.95% 7/1/14 (AMBAC Insured) (b)	1,030,000	998,441
5% 7/1/15 (AMBAC Insured) (b)	485,000	466,517
Massachusetts Fed. Hwy.:
Series 1998 A, 0% 6/15/15	1,455,000	1,205,337
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Fed. Hwy.: - continued
Series 2000 A:
5.75% 6/15/11	$ 8,660,000	$ 9,320,498
5.75% 12/15/11	9,510,000	10,235,328
5.75% 6/15/12	5,000,000	5,355,500
5.75% 6/15/13	8,000,000	8,611,680
5.75% 12/15/14 (Pre-Refunded to 12/15/10 @ 100) (c)	5,035,000	5,356,636
5.75% 6/15/15 (Pre-Refunded to 12/15/10 @ 100) (c)	7,000,000	7,447,160
Massachusetts Gen. Oblig.:
Series 2001 D:
5.5% 11/1/18	2,000,000	2,425,200
5.5% 11/1/20	1,000,000	1,189,030
Series 2002 C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (c)	1,795,000	2,018,065
Series 2002 D, 5.375% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (c)	240,000	267,187
Series 2002 E:
5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (c)	4,315,000	4,851,743
5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (c)	695,000	781,451
Series 2003 D:
5.25% 10/1/22 (Pre-Refunded to 10/1/13 @ 100) (c)	3,800,000	4,350,240
5.5% 10/1/18	6,000,000	7,277,460
5.5% 10/1/19	7,000,000	8,436,960
Series 2004 A:
5% 8/1/16 (Pre-Refunded to 8/1/14 @ 100) (c)	5,000,000	5,723,250
5.25% 8/1/20	4,500,000	5,267,745
Series 2004 D, 5% 12/1/23 (Pre-Refunded to 12/1/14 @ 100) (c)	4,850,000	5,577,064
Series 2005 A, 5% 3/1/18	25,000,000	27,889,750
Series 2006 B:
5.25% 9/1/20 (FSA Insured)	4,255,000	4,980,690
5.25% 9/1/22	15,000,000	17,016,450
Series 2006 D, 5% 8/1/19	8,990,000	10,034,998
Series 2007 A, 2.709% 5/1/37 (a)	20,000,000	11,704,000
Series 2007 B, 5% 11/1/15	7,000,000	8,192,870
Series 2007 C:
5% 8/1/32	18,500,000	18,474,470
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2007 C:
5% 8/1/37	$ 15,000,000	$ 14,709,600
5.25% 8/1/21 (AMBAC Insured)	980,000	1,089,074
5.25% 8/1/22	1,985,000	2,175,620
5.25% 8/1/23	12,800,000	13,856,128
5.25% 8/1/24	6,500,000	6,921,135
Series 2008 A:
5% 8/1/33	3,000,000	2,979,030
5% 8/1/38	4,085,000	3,998,602
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.) Series 2009 K2, 2.75%, tender 1/5/12 (a)	3,000,000	3,045,540
(Baystate Med. Ctr. Proj.) Series F:
5.75% 7/1/17	1,305,000	1,329,939
5.75% 7/1/18	1,300,000	1,324,440
5.75% 7/1/19	1,455,000	1,478,265
5.75% 7/1/20	500,000	506,595
5.75% 7/1/33	3,000,000	2,702,760
(Berklee College of Music Proj.) Series 2007 A:
5% 10/1/16	1,000,000	1,125,700
5% 10/1/19	3,290,000	3,573,763
5% 10/1/21	3,270,000	3,395,503
5% 10/1/23	2,000,000	2,035,040
5% 10/1/25	5,950,000	5,936,256
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (d)	11,360,000	11,360,000
(Brandeis Univ. Proj.) Series I:
5.25% 10/1/14 (MBIA Insured)	2,780,000	2,815,084
5.25% 10/1/16 (MBIA Insured)	1,400,000	1,417,668
(CareGroup, Inc. Proj.):
Series 2008 B1, 5.375% 2/1/27 (MBIA Insured)	1,000,000	827,320
Series 2008 B2:
5% 2/1/25 (MBIA Insured)	800,000	652,872
5.375% 2/1/26 (MBIA Insured)	1,750,000	1,478,278
5.375% 2/1/28 (MBIA Insured)	2,000,000	1,630,000
Series 2008 D:
5.25% 7/1/19 (MBIA Insured)	1,500,000	1,447,710
5.25% 7/1/21 (MBIA Insured)	1,450,000	1,302,086
5.25% 7/1/22 (MBIA Insured)	1,000,000	869,080
5.25% 7/1/24 (MBIA Insured)	1,900,000	1,594,328
Series 2008 E1:
5% 7/1/28	2,525,000	1,978,035
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(CareGroup, Inc. Proj.):
Series 2008 E1:
5.125% 7/1/33	$ 2,000,000	$ 1,504,260
5.125% 7/1/38	3,640,000	2,654,616
5.375% 7/1/21	10,850,000	9,728,544
Series 2008 E2:
5.375% 7/1/23	3,500,000	3,012,660
5.375% 7/1/24	5,015,000	4,242,840
5.375% 7/1/25	3,500,000	2,913,190
(Emerson Hosp. Proj.) Series 2005 E, 5% 8/15/35 (Radian Asset Assurance, Inc. Insured)	2,500,000	1,435,100
(Harvard Univ. Proj.) Series FF, 5.125% 7/15/37	32,840,000	33,143,442
(Lahey Clinic Med. Ctr. Proj.) Series 2005 C, 5% 8/15/30 (FGIC Insured)	5,190,000	4,269,554
(Massachusetts Eye & Ear Infirmary Proj.) Series B:
5.25% 7/1/09	2,540,000	2,560,218
5.25% 7/1/10	2,000,000	1,893,920
5.25% 7/1/11	3,025,000	2,753,658
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	9,170,000	9,898,098
(Massachusetts Institute of Technology Proj.):
Series 2008 N, 5% 7/1/19	3,000,000	3,418,980
Series K, 5.375% 7/1/17	6,805,000	8,234,254
Series L:
5% 7/1/18	4,315,000	5,064,127
5% 7/1/23	3,990,000	4,363,983
(Med. Ctr. of Central Massachusetts Proj.) 6.55% 6/23/22 (AMBAC Insured)	16,800,000	16,847,544
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	500,000	473,160
(Northeastern Univ. Proj.):
Series 1998 G, 5% 10/1/28 (MBIA Insured)	6,500,000	6,574,880
Series 2008 R:
5% 10/1/16	600,000	677,598
5% 10/1/17	750,000	844,110
5% 10/1/18	500,000	560,560
5% 10/1/20	2,000,000	2,153,840
5% 10/1/22	1,160,000	1,193,048
5% 10/1/27	3,030,000	2,961,492
5% 10/1/28	1,000,000	967,120
5% 10/1/33	5,000,000	4,582,850
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Northeastern Univ. Proj.):
Series 2009 Y1:
5% 10/1/15	$ 1,425,000	$ 1,520,318
5% 10/1/16	1,495,000	1,585,761
5% 10/1/16	1,090,000	1,156,174
5% 10/1/17	1,570,000	1,653,665
5% 10/1/19	1,730,000	1,763,579
Series 2009 Y2:
5% 10/1/17	1,145,000	1,206,017
5% 10/1/18	1,215,000	1,262,507
(Partners HealthCare Sys., Inc. Proj.):
Series 1997 A:
5.125% 7/1/11 (MBIA Insured)	3,885,000	3,910,330
5.375% 7/1/24	7,430,000	7,184,141
Series 2005 F:
5% 7/1/17	1,410,000	1,451,976
5% 7/1/19	1,760,000	1,778,181
5% 7/1/20	2,350,000	2,356,275
5% 7/1/21	1,150,000	1,139,466
5% 7/1/22	1,855,000	1,815,915
Series 2007 G:
5% 7/1/18	1,500,000	1,540,335
5% 7/1/20	1,300,000	1,304,368
5% 7/1/22	1,350,000	1,321,556
5% 7/1/27	7,750,000	7,068,620
5% 7/1/28	5,515,000	4,958,867
Series C:
5.75% 7/1/21	2,500,000	2,550,125
5.75% 7/1/32	190,000	184,752
Series E:
5% 7/1/17	1,255,000	1,281,794
5% 7/1/19	1,390,000	1,400,314
(South Shore Hosp. Proj.) Series F:
5.25% 7/1/09	2,120,000	2,152,457
5.5% 7/1/12	800,000	810,696
5.5% 7/1/12 (Pre-Refunded to 7/1/09 @ 101) (c)	1,365,000	1,405,445
5.625% 7/1/19	370,000	362,149
5.625% 7/1/19 (Pre-Refunded to 7/1/09 @ 101) (c)	630,000	648,988
5.75% 7/1/29	6,370,000	5,536,294
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Tufts Univ. Proj.):
Series 2008 O, 5.375% 8/15/38	$ 4,500,000	$ 4,561,875
Series I, 5.5% 2/15/36	5,000,000	5,000,850
Series J, 5.5% 8/15/17	500,000	600,545
(UMass Worcester Proj.):
Series 2005 D:
5% 10/1/16	3,040,000	3,350,810
5% 10/1/17	3,735,000	4,068,162
Series B:
5.25% 10/1/15 (FGIC Insured)	565,000	600,053
5.25% 10/1/15 (Pre-Refunded to 10/1/11 @ 100) (c)	435,000	475,794
(Wellesley College Proj.) Series II:
5% 7/1/19	1,975,000	2,122,552
5% 7/1/20	2,075,000	2,206,285
(Williams College Proj.):
Series 2003 H, 5% 7/1/20	1,005,000	1,066,898
Series 2006 L:
5% 7/1/17	1,000,000	1,144,090
5% 7/1/18	1,000,000	1,131,240
5% 7/1/19	1,695,000	1,886,501
5% 7/1/20	2,410,000	2,639,095
5% 7/1/21	2,535,000	2,696,049
(Woods Hole Oceanographic Institution Proj.) Series 2008 B:
5.25% 6/1/25	1,760,000	1,792,349
5.375% 6/1/30	8,000,000	8,043,040
(Worcester City Campus Proj.) Series 2007 E:
5% 10/1/17 (FGIC Insured)	2,130,000	2,371,670
5% 10/1/18 (FGIC Insured)	1,985,000	2,214,486
5% 10/1/19 (FGIC Insured)	1,350,000	1,480,194
5% 10/1/20 (FGIC Insured)	2,465,000	2,663,235
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. (Boston Edison Co. Proj.) Series 1994 A, 5.75% 2/1/14	9,900,000	9,900,000
Massachusetts Indl. Fin. Agcy. Rev. (Whitehead Institute Biomedical Research Proj.) 5.125% 7/1/26	14,600,000	14,425,530
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
(Nuclear #6 Proj.) Series A, 5.25% 7/1/14 (MBIA Insured)	1,465,000	1,520,436
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.: - continued
(Nuclear Mix #1 Proj.) Series A, 5.25% 7/1/12 (MBIA Insured)	$ 8,000,000	$ 8,382,960
(Nuclear Mix #4 Proj.) Series A, 5.25% 7/1/12 (MBIA Insured)	8,510,000	8,917,374
Massachusetts Port Auth. Rev.:
(US Airways, Inc. Proj.) Series A, 5.5% 9/1/10 (MBIA Insured) (b)	1,965,000	1,900,489
Series 1973, 5.625% 7/1/12 (Escrowed to Maturity) (c)	975,000	1,063,676
Series 1998 A, 5% 7/1/23 (FSA Insured)	8,750,000	8,731,800
Series 1998 B:
5% 7/1/10 (FSA Insured) (b)	2,275,000	2,279,232
5% 7/1/15 (FSA Insured) (b)	3,310,000	3,310,828
Series 1999 B:
5.5% 7/1/10 (FSA Insured) (b)	11,470,000	11,696,418
5.5% 7/1/11 (FSA Insured) (b)	5,500,000	5,580,960
5.5% 7/1/12 (FSA Insured) (b)	4,000,000	4,055,760
Series 2003 A:
5% 7/1/18 (MBIA Insured)	2,000,000	2,120,660
5% 7/1/19 (MBIA Insured)	6,915,000	7,265,867
5% 7/1/20	2,505,000	2,606,252
5% 7/1/21	3,000,000	3,095,550
5% 7/1/22	2,000,000	2,048,340
5% 7/1/35	10,000,000	9,658,400
Series 2005 A:
5% 7/1/18 (AMBAC Insured)	5,205,000	5,788,428
5% 7/1/21 (AMBAC Insured)	5,010,000	5,276,081
Series 2007 C:
5% 7/1/17 (FSA Insured) (b)	1,660,000	1,783,620
5% 7/1/22 (FSA Insured) (b)	6,140,000	5,536,561
5% 7/1/27 (FSA Insured) (b)	5,000,000	4,172,550
Massachusetts Port Auth. Spl. Facilities Rev.:
(BosFuel Corp. Proj.) Series 2007:
5% 7/1/18 (FGIC Insured) (b)	1,500,000	1,443,255
5% 7/1/19 (FGIC Insured) (b)	1,000,000	939,000
5% 7/1/20 (FGIC Insured) (b)	1,360,000	1,247,650
5% 7/1/21 (b)	1,000,000	897,880
(Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (b)	9,335,000	6,169,408
5.5% 1/1/13 (AMBAC Insured) (b)	7,015,000	4,533,093
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Port Auth. Spl. Facilities Rev.: - continued
(Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/14 (AMBAC Insured) (b)	$ 6,040,000	$ 3,764,853
5.5% 1/1/15 (AMBAC Insured) (b)	5,000,000	3,055,100
5.5% 1/1/16 (AMBAC Insured) (b)	5,000,000	2,996,300
5.5% 1/1/17 (AMBAC Insured) (b)	5,555,000	3,265,618
5.5% 1/1/18 (AMBAC Insured) (b)	6,000,000	3,460,320
5.5% 1/1/19 (AMBAC Insured) (b)	5,000,000	2,829,050
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/19	17,000,000	18,716,660
5% 8/15/22	5,540,000	5,826,307
5% 8/15/23	6,000,000	6,257,640
5% 8/15/24	26,600,000	27,542,704
5% 8/15/25	12,350,000	12,731,121
5% 8/15/26	2,000,000	2,050,320
5% 8/15/27	10,000,000	10,161,200
5% 8/15/30	107,600,000	107,456,878
Series 2007 A:
4.5% 8/15/35	19,875,000	17,649,398
5% 8/15/17 (AMBAC Insured)	5,000,000	5,879,300
5% 8/15/37	26,000,000	25,155,520
Massachusetts Spl. Oblig. Dedicated Tax Rev.:
Series 2004, 5.25% 1/1/19 (FGIC Insured)	3,500,000	3,885,105
Series 2005, 5.5% 1/1/28	1,000,000	1,004,630
Massachusetts Spl. Oblig. Rev.:
(Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A, 5% 12/15/12 (FSA Insured)	3,700,000	4,031,446
Series 2002 A:
5.5% 6/1/15 (FGIC Insured)	11,070,000	12,958,985
5.5% 6/1/16 (FGIC Insured)	2,520,000	2,976,826
Series 2005 A:
5% 6/1/23 (FSA Insured)	2,000,000	2,090,220
5.5% 6/1/16 (FSA Insured)	3,000,000	3,565,740
5.5% 6/1/18 (FSA Insured)	9,740,000	11,611,346
5.5% 6/1/19	10,000,000	11,843,900
Massachusetts State College Bldg. Auth. Rev.:
Series 2002 A, 0% 5/1/22 (Escrowed to Maturity) (c)	2,250,000	1,295,955
Series 2003 A:
5.25% 5/1/14 (XL Cap. Assurance, Inc. Insured)	2,075,000	2,297,046
5.25% 5/1/15 (XL Cap. Assurance, Inc. Insured)	2,030,000	2,227,519
5.25% 5/1/16 (XL Cap. Assurance, Inc. Insured)	1,295,000	1,410,721
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts State College Bldg. Auth. Rev.: - continued
Series 2003 A:
5.25% 5/1/19 (XL Cap. Assurance, Inc. Insured)	$ 2,680,000	$ 2,844,766
5.25% 5/1/21 (XL Cap. Assurance, Inc. Insured)	1,965,000	2,036,546
5.25% 5/1/23 (XL Cap. Assurance, Inc. Insured)	2,665,000	2,732,931
Series 2003 B:
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	6,080,000	1,960,253
5.375% 5/1/18 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,251,349
5.375% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,825,000	2,062,670
Series 2004 A:
5% 5/1/18 (MBIA Insured)	2,270,000	2,453,098
5% 5/1/43 (MBIA Insured)	11,410,000	10,364,388
Series 2006 A:
5% 5/1/31 (AMBAC Insured)	5,000,000	4,703,900
5% 5/1/36 (AMBAC Insured)	8,000,000	7,367,200
Series 2008 A:
5% 5/1/19 (Assured Guaranty Corp. Insured)	1,730,000	1,952,253
5% 5/1/20 (Assured Guaranty Corp. Insured)	2,130,000	2,355,503
5% 5/1/21 (Assured Guaranty Corp. Insured)	2,440,000	2,624,879
5% 5/1/22 (Assured Guaranty Corp. Insured)	2,430,000	2,564,136
5% 5/1/23 (Assured Guaranty Corp. Insured)	2,490,000	2,615,795
Series 2009 A:
5.5% 5/1/39	7,000,000	6,788,810
5.75% 5/1/49	10,000,000	9,679,800
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 A, 5.125% 1/1/17 (MBIA Insured)	3,575,000	3,575,358
Series 1999 A:
5% 1/1/39	7,205,000	4,935,569
5.25% 1/1/29 (AMBAC Insured)	45,615,000	35,359,836
Sr. Series 1997 A:
5% 1/1/37 (MBIA Insured)	42,240,000	30,226,099
5.125% 1/1/23 (MBIA Insured)	3,600,000	3,242,988
Sr. Series A:
0% 1/1/25 (MBIA Insured)	5,110,000	2,057,797
0% 1/1/29 (MBIA Insured)	33,195,000	9,843,645
Sr. Series C:
0% 1/1/16 (MBIA Insured)	3,000,000	2,336,670
0% 1/1/17 (MBIA Insured)	7,705,000	5,676,967
0% 1/1/18 (MBIA Insured)	1,825,000	1,265,747
0% 1/1/19 (MBIA Insured)	13,815,000	8,966,902
Massachusetts Tpk. Auth. Western Tpk. Rev. Series 1997 A, 5.55% 1/1/17 (MBIA Insured)	12,575,000	12,568,587
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust:
(MWRA Prog.) Series 2002 A, 5.25% 8/1/20	$ 1,700,000	$ 1,806,165
(Pool Prog.):
Series 10:
5% 8/1/22	305,000	317,615
5% 8/1/29	1,765,000	1,781,856
5% 8/1/34	150,000	149,144
5.25% 8/1/15	2,435,000	2,802,247
Series 12:
5% 8/1/19	13,995,000	15,631,575
5% 8/1/20	7,000,000	7,686,700
Series 13:
5% 8/1/19	3,565,000	4,030,375
5% 8/1/20	4,895,000	5,430,366
5% 8/1/21	5,350,000	5,743,921
5% 8/1/22	8,355,000	8,828,227
5% 8/1/23	4,385,000	4,646,214
Series 2004 A:
5.25% 2/1/16	6,110,000	7,224,708
5.25% 8/1/16	21,700,000	25,835,586
5.25% 2/1/17	6,435,000	7,612,541
5.25% 2/1/18	6,300,000	7,486,353
5.25% 8/1/22	6,525,000	7,354,458
5.25% 2/1/23	1,390,000	1,562,068
5.25% 2/1/24	1,170,000	1,297,366
5.25% 8/1/24	3,780,000	4,201,205
Series 3, 5.4% 2/1/10	300,000	300,399
Series 4, 5.125% 8/1/14	70,000	70,471
Series 5, 5.25% 8/1/15	75,000	76,963
Series 6:
5.25% 8/1/19	30,000	31,408
5.5% 8/1/30	17,580,000	17,890,463
5.625% 8/1/14	115,000	122,583
5.625% 8/1/15	25,000	26,572
5.625% 8/1/16	485,000	513,790
Series 7:
5.25% 2/1/16	4,495,000	4,842,643
5.25% 2/1/17	2,795,000	2,990,734
Series 8:
5% 8/1/17	110,000	118,034
5% 8/1/20	105,000	110,664
Series 9, 5.25% 8/1/33	595,000	599,248
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.):
Series 1993 A, 5.45% 2/1/13 (Escrowed to Maturity) (c)	$ 1,960,000	$ 2,077,737
Series 1998 A:
5.25% 8/1/12	565,000	569,249
5.25% 8/1/13	330,000	331,940
Series A:
5% 8/1/15	50,000	50,007
5% 8/1/15 (Escrowed to Maturity) (c)	950,000	1,130,339
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1992 A, 6.5% 7/15/19 (Escrowed to Maturity) (c)	21,960,000	27,477,670
Series 1997 D, 5% 8/1/24	1,510,000	1,521,657
Series 1998 B:
5.5% 8/1/15 (FSA Insured)	1,500,000	1,759,275
5.5% 8/1/16 (FSA Insured)	1,425,000	1,705,725
Series 2002 B, 5.125% 8/1/27 (MBIA Insured)	6,960,000	7,084,166
Series 2002 J:
5% 8/1/42	8,160,000	7,877,256
5.5% 8/1/20	1,000,000	1,179,590
Series 2005 A:
5.25% 8/1/21	12,645,000	13,859,299
5.25% 8/1/24	9,000,000	9,530,640
Series 2007 A:
5% 8/1/23 (FSA Insured)	2,000,000	2,103,500
5% 8/1/25 (FSA Insured)	2,000,000	2,071,920
5% 8/1/26 (FSA Insured)	2,000,000	2,058,380
5% 8/1/27 (FSA Insured)	2,000,000	2,042,260
5% 8/1/28 (FSA Insured)	2,000,000	2,031,580
Monson Gen. Oblig.:
5.25% 5/15/17 (AMBAC Insured)	2,120,000	2,298,186
5.25% 5/15/19 (AMBAC Insured)	2,335,000	2,500,855
5.25% 11/1/21 (AMBAC Insured)	1,000,000	1,055,960
5.25% 5/15/22 (AMBAC Insured)	2,985,000	3,122,788
Pioneer Valley Reg'l. School District:
5.375% 6/15/15 (AMBAC Insured)	1,235,000	1,354,313
5.375% 6/15/16 (AMBAC Insured)	1,000,000	1,094,910
Pittsfield Gen. Oblig.:
5% 4/15/19 (MBIA Insured)	1,140,000	1,209,631
5.5% 4/15/17 (MBIA Insured)	1,930,000	2,089,206
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Randolph Gen. Oblig.:
5% 9/1/16 (AMBAC Insured)	$ 1,170,000	$ 1,268,420
5% 9/1/18 (AMBAC Insured)	1,090,000	1,157,188
5% 9/1/19 (AMBAC Insured)	1,085,000	1,137,557
Reading Gen. Oblig.:
5% 3/15/20 (MBIA Insured)	2,100,000	2,249,289
5% 3/15/21 (MBIA Insured)	2,190,000	2,294,419
Salem Gen. Oblig.:
5% 1/15/19 (FGIC Insured)	1,525,000	1,627,739
5% 1/15/20 (FGIC Insured)	1,350,000	1,427,085
Springfield Gen. Oblig.:
Series 2005:
5% 8/1/22 (MBIA Insured)	3,610,000	3,768,443
5% 8/1/23 (MBIA Insured)	2,050,000	2,134,071
Series 2007:
5% 8/1/15 (FSA Insured)	1,000,000	1,132,300
5% 8/1/16 (FSA Insured)	8,000,000	9,077,840
5% 8/1/17 (FSA Insured)	5,000,000	5,626,450
5% 8/1/18 (FSA Insured)	7,210,000	7,995,385
5.75% 8/1/14 (FSA Insured)	4,000,000	4,652,040
Springfield Wtr. & Swr. Commission Rev. Series 2008 A:
5.75% 10/15/26 (Assured Guaranty Corp. Insured)	1,000,000	1,060,150
5.75% 10/15/27 (Assured Guaranty Corp. Insured)	1,000,000	1,052,280
5.75% 10/15/28 (Assured Guaranty Corp. Insured)	1,000,000	1,046,820
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
Series 2004 1, 5.375% 11/1/16 (AMBAC Insured)	1,305,000	1,489,462
Series 2008 2, 5% 5/1/38 (FSA Insured)	20,605,000	20,169,410
Woods Hole, Martha's Vineyard & Nantucket Steamship Auth. Series 2004 B, 5% 3/1/17	3,300,000	3,689,235
Worcester Gen. Oblig.:
Series 2001 A:
5.25% 8/15/21 (FGIC Insured)	1,465,000	1,494,139
5.5% 8/15/13 (FGIC Insured)	1,285,000	1,387,492
5.5% 8/15/18 (FGIC Insured)	1,000,000	1,047,530
Series 2001 B, 5.5% 10/1/14 (FGIC Insured)	1,070,000	1,151,170
		1,788,479,697
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 2.5%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	$ 3,000,000	$ 2,939,490
Series 2002 E, 5.5% 7/1/21 (FSA Insured)	1,700,000	1,828,350
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (c)	10,360,000	10,727,055
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2004 A:
5.25% 7/1/18	3,500,000	3,305,645
5.25% 7/1/18 (CIFG North America Insured) (FSA Insured)	2,500,000	2,587,250
Series 2006 A:
4.555% 7/1/21 (FGIC Insured) (a)	5,400,000	3,942,216
5.25% 7/1/26	3,000,000	2,568,540
5.25% 7/1/30	2,060,000	1,687,140
Series 2006 B, 5.25% 7/1/32	1,000,000	809,690
Series 2007 A, 5.5% 7/1/21 (FGIC Insured)	9,000,000	8,577,450
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	3,790,000	3,730,156
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (a)	3,100,000	2,836,345
Puerto Rico Pub. Fin. Corp. Commonwealth Appropriation Series 2004 A, 5.25%, tender 2/1/12 (AMBAC Insured) (a)	1,015,000	976,745
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41	15,600,000	1,535,040
		48,051,112
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series 2004 A:
5% 10/1/11	805,000	803,559
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - continued
Virgin Islands Pub. Fin. Auth. Rev. Series 2004 A: - continued
5% 10/1/13	$ 700,000	$ 687,071
5.25% 10/1/16	750,000	727,913
		2,218,543
TOTAL INVESTMENT PORTFOLIO - 95.6% (Cost $1,899,533,389)	1,847,046,728
NET OTHER ASSETS - 4.4%	85,097,066
NET ASSETS - 100%	$ 1,932,143,794
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,360,000 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 10,654,885
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,847,046,728	$ -	$ 1,835,686,728	$ 11,360,000
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	20,147
Total Unrealized Gain (Loss)	(79,473)
Cost of Purchases	-
Proceeds of Sales	(455,000)
Amortization/Accretion	22,109
Transfer in/out of Level 3	11,852,217
Ending Balance	$ 11,360,000

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows: (Unaudited)
Special Tax	20.2%
General Obligations	19.9%
Education	15.3%
Transportation	12.8%
Water & Sewer	11.9%
Health Care	7.0%
Others* (individually less than 5%)	12.9%
100.0%
* Includes net other assets
Income Tax Information
At January 31, 2009, the fund had a capital loss carryforward of approximately $5,789,800 all of which will expire on January 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Massachusetts Municipal Income Fund
Financial Statements

Statement of Assets and Liabilities

	January 31, 2009
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,899,533,389)		$ 1,847,046,728
Cash		71,737,026
Receivable for fund shares sold		1,714,343
Interest receivable		25,104,841
Prepaid expenses		17,355
Other receivables		23,886
Total assets		1,945,644,179

Liabilities
Payable for investments purchased	$ 10,106,952
Payable for fund shares redeemed	377,637
Distributions payable	1,833,569
Accrued management fee	588,271
Other affiliated payables	539,312
Other payables and accrued expenses	54,644
Total liabilities		13,500,385

Net Assets		$ 1,932,143,794
Net Assets consist of:
Paid in capital		$ 1,993,384,994
Undistributed net investment income		893,297
Accumulated undistributed net realized gain (loss) on investments		(9,647,836)
Net unrealized appreciation (depreciation) on investments		(52,486,661)
Net Assets, for 171,749,977 shares outstanding		$ 1,932,143,794
Net Asset Value, offering price and redemption price per share ($1,932,143,794 ÷ 171,749,977 shares)		$ 11.25

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Massachusetts Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Year ended January 31, 2009
Investment Income
Interest		$ 88,164,885

Expenses
Management fee	$ 7,154,138
Transfer agent fees	1,322,532
Accounting fees and expenses	355,455
Custodian fees and expenses	28,370
Independent trustees' compensation	7,816
Registration fees	18,626
Audit	62,481
Legal	9,843
Miscellaneous	11,277
Total expenses before reductions	8,970,538
Expense reductions	(414,782)	8,555,756
Net investment income		79,609,129
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(9,646,190)
Change in net unrealized appreciation (depreciation) on investment securities		(100,830,739)
Net gain (loss)		(110,476,929)
Net increase (decrease) in net assets resulting from operations		$ (30,867,800)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended January 31, 2009	Year ended January 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 79,609,129	$ 74,793,746
Net realized gain (loss)	(9,646,190)	9,318,837
Change in net unrealized appreciation (depreciation)	(100,830,739)	2,627,942
Net increase (decrease) in net assets resulting from operations	(30,867,800)	86,740,525
Distributions to shareholders from net investment income	(79,495,695)	(74,676,954)
Distributions to shareholders from net realized gain	(2,489,673)	(7,619,691)
Total distributions	(81,985,368)	(82,296,645)
Share transactions Proceeds from sales of shares	710,370,006	406,252,934
Reinvestment of distributions	58,149,574	57,559,220
Cost of shares redeemed	(657,480,576)	(379,428,447)
Net increase (decrease) in net assets resulting from share transactions	111,039,004	84,383,707
Redemption fees	51,652	17,941
Total increase (decrease) in net assets	(1,762,512)	88,845,528

Net Assets
Beginning of period	1,933,906,306	1,845,060,778
End of period (including undistributed net investment income of $893,297 and undistributed net investment income of $976,393, respectively)	$ 1,932,143,794	$ 1,933,906,306
Other Information Shares
Sold	62,720,016	34,468,582
Issued in reinvestment of distributions	5,149,082	4,882,617
Redeemed	(59,060,817)	(32,279,919)
Net increase (decrease)	8,808,281	7,071,280

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended January 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.87	$ 11.84	$ 11.87	$ 12.20	$ 12.30
Income from Investment Operations
Net investment income B	.464	.473	.484	.497	.519
Net realized and unrealized gain (loss)	(.606)	.077	- D	(.169)	.051
Total from investment operations	(.142)	.550	.484	.328	.570
Distributions from net investment income	(.463)	(.472)	(.478)	(.498)	(.521)
Distributions from net realized gain	(.015)	(.048)	(.036)	(.160)	(.149)
Total distributions	(.478)	(.520)	(.514)	(.658)	(.670)
Redemption fees added to paid in capital B, D	-	-	-	-	-
Net asset value, end of period	$ 11.25	$ 11.87	$ 11.84	$ 11.87	$ 12.20
Total Return A	(1.13)%	4.77%	4.17%	2.76%	4.80%
Ratios to Average Net Assets C
Expenses before reductions	.46%	.46%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.46%	.46%	.47%	.47%	.47%
Expenses net of all reductions	.44%	.42%	.44%	.44%	.46%
Net investment income	4.09%	4.01%	4.09%	4.11%	4.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,932,144	$ 1,933,906	$ 1,845,061	$ 1,850,085	$ 1,775,774
Portfolio turnover rate	14%	18%	14%	21%	22%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Massachusetts Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Maturity Diversification
Days	% of fund's investments 1/31/09	% of fund's investments 7/31/08	% of fund's investments 1/31/08
0 - 30	87.4	86.9	86.9
31 - 90	5.8	5.4	6.2
91 - 180	3.5	3.1	3.5
181 - 397	3.3	4.6	3.4
Weighted Average Maturity
	1/31/09	7/31/08	1/31/08
Fidelity Massachusetts Municipal Money Market Fund	21 Days	24 Days	22 Days
Massachusetts Tax-Free Money Market Funds Average *	24 Days	25 Days	24 Days
Asset Allocation (% of fund's net assets)
As of January 31, 2009	As of July 31, 2008
Variable Rate Demand Notes (VRDNs) 75.4%	Variable Rate Demand Notes (VRDNs) 76.9%
Commercial Paper (including CP Mode) 8.7%	Commercial Paper (including CP Mode) 7.4%
Tender Bonds 0.8%	Tender Bonds 2.3%
Municipal Notes 6.9%	Municipal Notes 6.3%
Fidelity Municipal Cash Central Fund 7.1%	Fidelity Municipal Cash Central Fund 3.6%
Other Investments 1.0%	Other Investments 0.7%
Net Other Assets 0.1%	Net Other Assets 2.8%

Current and Historical Seven-Day Yields

	2/02/09	11/03/08	7/28/08	4/28/08	1/28/08
Fidelity Massachusetts Municipal Money Market Fund	0.10%	0.82%	1.65%	1.98%	2.63%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Fidelity Massachusetts Municipal Money Market Fund

Investments January 31, 2009

Showing Percentage of Net Assets

Municipal Securities - 99.9%
	Principal Amount	Value
Arizona - 0.4%
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.):
Series 2007 A, 0.48%, LOC Wachovia Bank NA, VRDN (b)	$ 5,675,000	$ 5,675,000
Series 2007 B, 0.63%, LOC Wachovia Bank NA, VRDN (b)(e)	13,900,000	13,900,000
		19,575,000
Colorado - 0.0%
Moffat County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.4%, LOC Wells Fargo Bank NA, VRDN (b)	2,000,000	2,000,000
Florida - 0.3%
Indian River County Hosp. District Hosp. Rev. Series 1985, 0.95%, LOC Wachovia Bank NA, VRDN (b)	15,400,000	15,400,000
Georgia - 0.1%
Atlanta Tax Allocation (Westside Proj.) Series 2008, 0.5%, LOC Wachovia Bank NA, VRDN (b)	5,100,000	5,100,000
Illinois - 0.3%
Illinois Fin. Auth. Rev.:
(Chicago Symphony Orchestra Proj.) Series 2008, 0.4%, LOC RBS Citizens NA, VRDN (b)	8,000,000	8,000,000
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2008, 0.65%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	6,580,000	6,580,000
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.45%, LOC Freddie Mac, VRDN (b)	3,250,000	3,250,000
		17,830,000
Indiana - 0.1%
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A2, 0.65%, LOC Bank of America NA, VRDN (b)(e)	3,250,000	3,250,000
Kentucky - 0.5%
Kenton County Arpt. Board Spl. Facilities Rev. Series A, 4%, VRDN (b)(e)	21,200,000	21,200,000
Minor Lane Heights Solid Waste Disp. Rev. (Waste Mgmt. of Kentucky, LLC Proj. D) Series 2003, 0.67%, LOC Wachovia Bank NA, VRDN (b)(e)	5,000,000	5,000,000
		26,200,000
Massachusetts - 87.1%
Billerica Gen. Oblig. BAN 3.5% 11/5/09	9,262,000	9,358,367
Boston Indl. Dev. Rev. (New Boston Seafood Ctr., Inc. Proj.) Series 1997, 0.6%, LOC Bank of America NA, VRDN (b)(e)	3,070,000	3,070,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Boston Wtr. & Swr. Commission Rev.:
Participating VRDN Series SG 75, 0.64% (Liquidity Facility Societe Generale) (b)(f)	$ 2,000,000	$ 2,000,000
Series A, 0.9% 2/4/09, LOC Bank of America NA, CP	1,200,000	1,200,000
Bourne Gen. Oblig. BAN 1.5% 9/29/09	9,953,915	10,013,244
Braintree Gen. Oblig. BAN 2.5% 8/14/09	39,515,000	39,702,048
Brockton Gen. Oblig. BAN 2.75% 5/15/09	9,000,000	9,019,406
Canton Hsg. Auth. Multi-family Hsg. Mtg. Rev. (Canton Arboretum Apt. Proj.) Series 1999, 0.35%, LOC Fannie Mae, VRDN (b)(e)	7,665,000	7,665,000
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05 36, 0.53% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	11,835,000	11,835,000
Danvers Gen. Oblig. BAN 2.5% 7/10/09	7,430,000	7,472,573
Easton Gen. Oblig. BAN 2.5% 4/24/09	7,465,000	7,480,673
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 06 108, 0.51% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	14,530,000	14,530,000
Falmouth Gen. Oblig. BAN:
2.5% 3/13/09	20,206,131	20,213,481
3.5% 7/17/09	10,426,000	10,449,241
Franklin Gen. Oblig. BAN 2.25% 3/25/09	11,100,000	11,108,698
Haverhill Gen. Oblig. BAN:
2.5% 3/27/09	5,000,000	5,004,569
3% 11/6/09	9,971,170	10,008,181
Hingham Gen. Oblig. BAN:
Series 2008 B, 2.5% 11/25/09	14,700,000	14,866,742
2.5% 12/23/09	6,700,000	6,773,617
Lexington Gen. Oblig. BAN 2.25% 2/24/09	3,419,610	3,420,560
Lynnfield Gen. Oblig. BAN 2.5% 2/27/09	7,650,000	7,652,659
Malden Gen. Oblig. BAN 3.75% 10/23/09	10,400,000	10,447,369
Marblehead Gen. Oblig. BAN 2.75% 8/14/09	19,457,000	19,573,963
Massachusetts Participating VRDN:
Series Clipper 06 11, 0.56% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	63,900,000	63,900,000
Series Clipper 07 18, 0.63% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	98,675,000	98,675,000
Massachusetts Bay Trans. Auth. Assessment Rev. Participating VRDN Series ROC II R 9304, 0.7% (Liquidity Facility Citigroup, Inc.) (b)(f)	4,760,000	4,760,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN:
Series DCL 08 26, 1.25% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	$ 15,955,000	$ 15,955,000
Series DCL 08 28, 1.25% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	16,600,000	16,600,000
Series DCL 08 29, 1.25% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	21,175,000	21,175,000
Series PT 4140, 0.54% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(f)	28,010,000	28,010,000
Series ROC II R 11492, 0.5% (Liquidity Facility Citibank NA) (b)(f)	2,940,000	2,940,000
Series 2008 A1, 0.4% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	61,850,000	61,850,000
Series 2008 A2, 0.3% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	27,865,000	27,865,000
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005, 0.75% tender 2/4/09, CP mode (e)	2,500,000	2,500,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 0.47%, LOC Bank of America NA, VRDN (b)(e)	2,700,000	2,700,000
(Monkiewicz Realty Trust Proj.) 0.65%, LOC Bank of America NA, VRDN (b)(e)	4,330,000	4,330,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.:
(Archstone Reading Apts. Proj.) Series 2004 A, 0.59%, LOC Freddie Mac, VRDN (b)(e)	24,840,000	24,840,000
(Avalon Acton Apts. Proj.) Series 2006, 0.6%, LOC Fannie Mae, VRDN (b)(e)	33,000,000	33,000,000
(Casco Crossing Proj.) 0.75%, LOC Fannie Mae, VRDN (b)(e)	10,535,000	10,535,000
(Georgetown Village Apts. Proj.) Series 2003 A, 0.75%, LOC Fannie Mae, VRDN (b)(e)	15,600,000	15,600,000
(Salem Heights Apts. Proj.) Series 2003 A, 0.5%, LOC Fed. Home Ln. Bank of Boston, VRDN (b)(e)	16,200,000	16,200,000
Series A, 0.45%, LOC Bayerische Landesbank, VRDN (b)(e)	40,000,000	40,000,000
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds:
(Boston Univ. Proj.) Series U4, 2%, tender 6/18/09 (b)	21,300,000	21,300,000
(Phillips Academy Proj.) Series 2008, 4% 9/1/09	1,115,000	1,133,086
Participating VRDN Series BA 08 1129, 0.43% (Liquidity Facility Bank of America NA) (b)(f)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 0.5%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	$ 6,230,000	$ 6,230,000
(Babson College Proj.) Series 2008 A, 0.33%, LOC RBS Citizens NA, VRDN (b)	10,375,000	10,375,000
(Boston Univ. Proj.):
Series U1, 0.2%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	20,000,000	20,000,000
Series U2, 0.2%, LOC BNP Paribas SA, VRDN (b)	18,300,000	18,300,000
Series U3, 0.2%, LOC BNP Paribas SA, VRDN (b)	22,220,000	22,220,000
Series U5A, 0.4%, LOC RBS Citizens NA, VRDN (b)	17,530,000	17,530,000
Series U5B, 0.43%, LOC RBS Citizens NA, VRDN (b)	23,300,000	23,300,000
Series U6E, 0.35%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	12,695,000	12,695,000
(Brandeis Univ. Proj.) Series M, 0.4%, LOC Bank of America NA, VRDN (b)	51,870,000	51,870,000
(Brooks School Proj.) Series 2008, 0.68%, LOC RBS Citizens NA, VRDN (b)	6,500,000	6,500,000
(Carleton-Willard Village Proj.) Series 2000, 0.35%, LOC Bank of America NA, VRDN (b)	16,420,000	16,420,000
(Clark Univ. Proj.) 0.58%, LOC TD Banknorth, N.A., VRDN (b)	870,000	870,000
(College of the Holy Cross Proj.) Series 2008 A, 0.25%, LOC Bank of America NA, VRDN (b)	8,015,000	8,015,000
(Ed. Lawrence Academy Proj.) Series 2003 A, 0.4%, LOC Bank of America NA, VRDN (b)	1,060,000	1,060,000
(Edgewood Retirement Cmnty. Proj.):
Series 2000 A, 0.95%, LOC Bank of America NA, VRDN (b)	10,175,000	10,175,000
Series 2008, 0.95%, LOC Bank of America NA, VRDN (b)	13,200,000	13,200,000
(Fay School Proj.) 0.53%, LOC TD Banknorth, N.A., VRDN (b)	5,450,000	5,450,000
(Fifteen-O-Five West Housatonic LLC Proj.) Series 2007, 0.6%, LOC HSBC Bank USA, NA, VRDN (b)(e)	2,970,000	2,970,000
(Institute of Contemporary Art Proj.) Series 2004 A, 0.4%, LOC Bank of America NA, VRDN (b)	8,470,000	8,470,000
(Judge Rotenburg Ctr. Proj.) 0.4%, LOC Bank of America NA, VRDN (b)	4,055,000	4,055,000
(Mary Ann Morse Healthcare Proj.) Series 2007, 0.43%, LOC JPMorgan Chase Bank, VRDN (b)	13,890,000	13,890,000
(Masonic Nursing Home, Inc. Proj.) Series 2002, 0.45%, LOC RBS Citizens NA, VRDN (b)	2,195,000	2,195,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Olin College Proj.):
Series 2008 C2, 0.4%, LOC RBS Citizens NA, VRDN (b)	$ 400,000	$ 400,000
Series 2008 C3, 0.25%, LOC RBS Citizens NA, VRDN (b)	39,960,000	39,960,000
(Simmons College Proj.) Series G, 0.35%, LOC TD Banknorth, N.A., VRDN (b)	15,435,000	15,435,000
(Smith College Proj.) Series 2002, 0.15%, VRDN (b)	12,582,000	12,582,000
(Wilber School Apts. Proj.) Series 2008 A, 0.47%, LOC Bank of America NA, VRDN (b)	8,100,000	8,100,000
(Worcester Polytechnic Institute Proj.) Series A, 0.4%, LOC TD Banknorth, N.A., VRDN (b)	9,735,000	9,735,000
Series 2001, 0.4% 4/1/09, LOC JPMorgan Chase Bank, CP	10,363,000	10,363,000
0.75% 2/2/09, LOC Bank of America NA, CP	6,250,000	6,250,000
Massachusetts Dev. Fin. Agcy. Sr. Living Facility Rev. (New England Deaconess Assoc. Proj.) Series 2004, 0.35%, LOC Lloyds TSB Bank PLC, VRDN (b)	3,100,000	3,100,000
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series ROC II R 11648, 0.88% (Liquidity Facility Citibank NA) (b)(e)(f)	6,360,000	6,360,000
Massachusetts Fed. Hwy. Bonds Series 2000 A, 5.75% 6/15/09	1,000,000	1,012,306
Massachusetts Gen. Oblig.:
Bonds:
Series 2001 A, 5.5% 1/1/10	3,000,000	3,120,058
Series 2001 C, 5% 12/1/09	2,000,000	2,066,729
Series 2002 A, 5.5% 2/1/09	3,000,000	3,000,000
Series 2008 A, 3% 9/1/09	9,900,000	10,009,437
Series Solar 07 77, 0.5%, tender 2/6/09 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	15,760,000	15,760,000
Participating VRDN:
Series BA 01 O, 0.93% (Liquidity Facility Bank of America NA) (b)(f)	2,785,000	2,785,000
Series BA 02 C, 0.93% (Liquidity Facility Bank of America NA) (b)(f)	3,490,000	3,490,000
Series Clipper 07 06, 0.63% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	53,850,000	53,850,000
Series DCL 08 22, 1.25% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	33,265,000	33,265,000
Series EGL 07 0124, 0.87% (Liquidity Facility Citibank NA) (b)(f)	12,235,000	12,235,000
Series EGL 07 0149, 0.87% (Liquidity Facility Citibank NA) (b)(f)	19,000,000	19,000,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series MS 06 1496, 0.53% (Liquidity Facility Rabobank Nederland) (b)(f)(g)	$ 5,620,000	$ 5,620,000
Series MS 1186, 0.53% (Liquidity Facility Rabobank Nederland) (b)(f)(g)	16,120,000	16,120,000
Series PT 3989, 0.55% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(f)	21,890,000	21,890,000
Series Putters 2022, 0.93% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	22,040,000	22,040,000
Series Putters 2648, 0.93% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,850,000	1,850,000
Series Putters 300, 0.44% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	23,885,000	23,885,000
Series Putters 301, 0.44% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	3,980,000	3,980,000
Series Putters 317, 0.44% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	12,805,000	12,805,000
Series Putters 571, 0.93% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	4,110,000	4,110,000
(Central Artery Proj.) Series 2000 A, 0.5% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	85,965,000	85,965,000
BAN Series 2008 A, 3% 3/5/09	51,800,000	51,900,519
Series 1997 B, 0.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	164,620,000	164,620,000
Series 1998 A, 0.25% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	150,055,000	150,055,000
Series 1999 D, 0.72% 2/6/09 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	54,200,000	54,200,000
Series 2000 F:
1.05% 2/6/09 (Liquidity Facility JPMorgan Chase Bank), CP	17,250,000	17,250,000
1.05% 2/12/09 (Liquidity Facility JPMorgan Chase Bank), CP	18,600,000	18,600,000
Series 2001 B, 0.35% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	73,320,000	73,320,000
Series 2001 C, 1% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	40,950,000	40,950,000
Series 2001 G:
0.64% 6/12/09 (Liquidity Facility BNP Paribas SA), CP	4,000,000	4,000,000
1% 3/12/09 (Liquidity Facility BNP Paribas SA), CP	14,100,000	14,100,000
Series 2005 A, 0.45% (Liquidity Facility Citibank NA), VRDN (b)	57,325,000	57,325,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2006 A, 2% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	$ 1,700,000	$ 1,700,000
Series 2006 B, 0.5% (Liquidity Facility Bank of America NA), VRDN (b)	2,700,000	2,700,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds:
(Tufts Univ. Proj.) Series 2008 O, 3.5% 8/15/09	2,000,000	2,021,202
(Williams College Proj.) Series 2006 M, 1.55%, tender 4/10/09 (b)	22,300,000	22,300,000
Participating VRDN:
Series BA 02 D, 0.48% (Liquidity Facility Bank of America NA) (b)(f)	10,505,000	10,505,000
Series BA 08 1056, 0.43% (Liquidity Facility Bank of America NA) (b)(f)	5,185,000	5,185,000
Series BBT 08 54, 0.45% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	12,650,000	12,650,000
Series Clipper 07 08, 0.56% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	11,250,000	11,250,000
Series PT 4633, 0.5% (Liquidity Facility Deutsche Postbank AG) (b)(f)	24,500,000	24,500,000
Series Putters 2974, 1.03% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,720,000	9,720,000
Series Putters 3104, 0.46% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,550,000	3,550,000
Series ROC II R 10244, 0.69% (Liquidity Facility Citigroup, Inc.) (b)(f)	5,700,000	5,700,000
Series SGB 42, 0.53% (Liquidity Facility Societe Generale) (b)(f)	27,080,000	27,080,000
(Amherst College Proj.):
Series 1996 F, 0.25%, VRDN (b)	11,000,000	11,000,000
Series 2005 I, 0.25%, VRDN (b)	8,790,000	8,790,000
Series 2005 J1, 0.25%, VRDN (b)	7,305,000	7,305,000
(Bentley College Proj.) Series K, 0.35%, LOC JPMorgan Chase Bank, VRDN (b)	7,700,000	7,700,000
(Dana-Farber Cancer Institute Proj.):
Series 2008 L1, 0.22%, LOC JPMorgan Chase Bank, VRDN (b)	42,150,000	42,150,000
Series 2008 L2, 0.25%, LOC Bank of America NA, VRDN (b)	56,500,000	56,500,000
(Endicott College Proj.):
Series 2004 D, 0.4%, LOC Bank of America NA, VRDN (b)	21,590,000	21,590,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Endicott College Proj.):
Series 2007 E, 0.4%, LOC Bank of America NA, VRDN (b)	$ 12,550,000	$ 12,550,000
(Hallmark Health Sys. Proj.) Series 2008 C, 0.35%, LOC Bank of America NA, VRDN (b)	7,000,000	7,000,000
(Harvard Univ. Proj.) Series BB 0.2%, VRDN (b)	47,005,000	47,005,000
(Henry Heywood Memorial Hosp. Proj.) Series 2008 C, 0.7%, LOC TD Banknorth, NA, VRDN (b)	6,715,000	6,715,000
(Massachusetts Institute of Technology Proj.):
Series 2001 J1, 0.2%, VRDN (b)	69,280,000	69,280,000
Series 2001 J2, 0.15%, VRDN (b)	62,000,000	62,000,000
(Mount Ida College Proj.) Series 2007 A, 0.4%, LOC Bank of America NA, VRDN (b)	1,000,000	1,000,000
(New England Aquarium Corp. Proj.) Series 2007 A, 0.4%, LOC JPMorgan Chase Bank, VRDN (b)	21,215,000	21,215,000
(Northeast Hosp. Corp. Proj.):
Series 2004 G, 0.4%, LOC JPMorgan Chase Bank, VRDN (b)	39,000,000	39,000,000
Series 2006 H, 0.4%, LOC Bank of America NA, VRDN (b)	22,650,000	22,650,000
(Northeastern Univ. Proj.):
Series 2008 Q, 0.25%, LOC Bank of America NA, VRDN (b)	40,350,000	40,350,000
Series 2008 U, 0.4%, LOC JPMorgan Chase Bank, VRDN (b)	1,600,000	1,600,000
(Partners HealthCare Sys., Inc. Proj.):
Series 2008 D1, 0.4%, VRDN (b)	10,100,000	10,100,000
Series D2, 0.2%, VRDN (b)	28,000,000	28,000,000
(Pool Ln. Prog.):
Series 2006 M3C, 0.45%, LOC RBS Citizens NA, VRDN (b)	2,260,000	2,260,000
Series 2007 M3D, 0.45%, LOC RBS Citizens NA, VRDN (b)	5,100,000	5,100,000
(South Shore Hosp. Proj.) Series 2008 G, 0.58% (Assured Guaranty Corp. Insured), VRDN (b)	21,100,000	21,100,000
(Southcoast Health Sys. Obligated Group Proj.) Series 2008 C, 0.25%, LOC Bank of America NA, VRDN (b)	4,600,000	4,600,000
(Stonehill College Proj.) Series 2008 K, 0.25%, LOC Bank of America NA, VRDN (b)	15,200,000	15,200,000
(Suffolk Univ. Proj.) Series 2008 A, 0.58%, LOC TD Banknorth, NA, VRDN (b)	9,000,000	9,000,000
(Wellesley College Proj.):
Series 2008 I, 0.4%, VRDN (b)	3,000,000	3,000,000
Series B, 0.2%, VRDN (b)	1,200,000	1,200,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Winchester Hosp. Proj.):
Series 2004 F, 0.5%, LOC Bank of America NA, VRDN (b)	$ 15,170,000	$ 15,170,000
Series 2004 G, 0.5%, LOC Bank of America NA, VRDN (b)	4,085,000	4,085,000
Series 2008 H1:
1.05% 6/5/09, CP	2,660,000	2,660,000
1.57% 3/4/09, CP	4,500,000	4,500,000
1.57% 3/5/09, CP	12,500,000	12,500,000
Series 2008 H2:
0.3% 2/4/09, CP	9,580,000	9,580,000
1.7% 2/3/09, CP	15,000,000	15,000,000
0.45% 6/1/09, CP	24,725,000	24,725,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Participating VRDN Series ROC II R 11451, 0.57% (Liquidity Facility Citibank NA) (b)(e)(f)	3,945,000	3,945,000
Series 2004 A, 0.45%, LOC Lloyds TSB Bank PLC, VRDN (b)(e)	16,000,000	16,000,000
Series 2008 A, 0.45%, LOC Lloyds TSB Bank PLC, VRDN (b)(e)	12,000,000	12,000,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. (Princeton Crossing LP Proj.) Series 1996 A, 0.45%, LOC Fannie Mae, VRDN (b)(e)	20,900,000	20,900,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(346 Univ. LLC Proj.) Series 1996, 0.47%, LOC Bank of America NA, VRDN (b)(e)	1,600,000	1,600,000
(BBB Esq. LLC Proj.) Series 1996, 0.47%, LOC Bank of America NA, VRDN (b)(e)	1,100,000	1,100,000
(Boutwell Owens & Co., Inc. Proj.) Series 1998, 0.65%, LOC Wells Fargo Bank NA, VRDN (b)(e)	810,000	810,000
(Brady Enterprises Proj.) Series 1996, 0.65%, LOC Bank of America NA, VRDN (b)(e)	1,650,000	1,650,000
(Decas Cranberry Proj.) Series 1997, 0.65%, LOC Bank of America NA, VRDN (b)(e)	3,375,000	3,375,000
(Interpolymer Corp. Proj.) Series 1992, 0.47%, LOC Bank of America NA, VRDN (b)(e)	1,000,000	1,000,000
(Riverdale Mills Corp. Proj.) Series 1995, 0.47%, LOC Bank of America NA, VRDN (b)(e)	1,100,000	1,100,000
(United Plastics Proj.) Series 1997, 0.65%, LOC Wells Fargo Bank NA, VRDN (b)(e)	2,085,000	2,085,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
0.7% tender 2/4/09, CP mode	$ 2,500,000	$ 2,500,000
0.7% tender 2/6/09, CP mode	4,100,000	4,100,000
Series 1993 A, 0.7% tender 2/6/09, CP mode	9,300,000	9,300,000
Series 1993 B, 1.45% tender 2/2/09, CP mode	8,500,000	8,500,000
Massachusetts Indl. Fin. Agcy. Rev. Bonds (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/09	20,300,000	20,091,590
Massachusetts Port Auth. Rev.:
Series 2003 B, 1.05% 3/10/09, LOC Bank of New York, New York, CP (e)	59,000,000	59,000,000
Series 2008 B, 0.63%, LOC Bank of America NA, VRDN (b)(e)	92,500,000	92,500,000
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 0.45%, LOC Royal Bank of Scotland PLC, VRDN (b)(e)	37,100,000	37,100,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Participating VRDN:
Series BA 08 1082, 0.93% (Liquidity Facility Bank of America NA) (b)(f)	10,250,000	10,250,000
Series BA 08 3307, 1.03% (Liquidity Facility Bank of America NA) (b)(f)	5,000,000	5,000,000
Series EGL 07 0031, 0.91% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	47,600,000	47,600,000
Series EGL 07 0032, 0.91% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	69,300,000	69,300,000
Series EGL 07 0067, 0.91% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	41,660,000	41,660,000
Series EGL 07 0092, 0.86% (Liquidity Facility Citibank NA) (b)(f)	43,095,000	43,095,000
Series Putters 1052Z, 0.93% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,850,000	8,850,000
Series Putters 1185, 0.93% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,120,000	10,120,000
Series Putters 2479Z, 0.93% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,180,000	3,180,000
Series Putters 2735, 0.93% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	3,990,000	3,990,000
Series Putters 2857, 0.93% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,180,000	8,180,000
Series ROC II R 12179, 1.13% (Liquidity Facility Citigroup, Inc.) (b)(f)	8,800,000	8,800,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.: - continued
Participating VRDN:
Series ROC II R 12187, 1.07% (Liquidity Facility Citigroup, Inc.) (b)(f)	$ 6,435,000	$ 6,435,000
Series Solar 05 03, 0.45% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	45,605,000	45,605,000
Series A:
0.45% 7/8/09, LOC Bank of Nova Scotia, New York Agcy., CP	18,100,000	18,100,000
0.75% 3/4/09, LOC Bank of Nova Scotia, New York Agcy., CP	12,700,000	12,700,000
0.77% 3/11/09, LOC Bank of Nova Scotia, New York Agcy., CP	17,050,000	17,050,000
0.97% 3/5/09, LOC Bank of Nova Scotia, New York Agcy., CP	33,800,000	33,800,000
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 0.65% tender 2/5/09, CP mode (e)	12,300,000	12,300,000
Massachusetts Wtr. Poll. Abatement Trust:
Bonds (Pool Prog.) Series 9, 5% 8/1/09	3,000,000	3,050,733
Participating VRDN:
Series BA 08 1089, 0.43% (Liquidity Facility Bank of America NA) (b)(f)	5,000,000	5,000,000
Series BBT 08 40, 0.45% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	7,375,000	7,375,000
Series Putters 3159, 0.44% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	15,320,000	15,320,000
Series Putters 577, 0.44% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	7,975,000	7,975,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN:
Series DCL 07 001, 1.25% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	25,250,000	25,250,000
Series EGL 06 0054, 0.88% (Liquidity Facility Citibank NA) (b)(f)	7,300,000	7,300,000
Series EGL 06 0097, 0.92% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	11,645,000	11,645,000
Series EGL 7050011 Class A, 0.68% (Liquidity Facility Citibank NA) (b)(f)	10,990,000	10,990,000
Series MS 2935, 0.68% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(f)	19,970,000	19,970,000
Series Putters 2794, 0.93% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	6,190,000	6,190,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
Participating VRDN:
Series Putters 2848, 0.93% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 7,835,000	$ 7,835,000
Series ROC II R 10280, 0.92% (Liquidity Facility Citigroup, Inc.) (b)(f)	21,760,000	21,760,000
Series Solar 06 86, 0.44% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	6,725,000	6,725,000
Series 1995:
0.17% 2/2/09, LOC Bayerische Landesbank Girozentrale, CP	20,000,000	20,000,000
0.3% 2/10/09, LOC Bayerische Landesbank Girozentrale, CP	10,000,000	10,000,000
0.59% 3/6/09, LOC Bayerische Landesbank Girozentrale, CP	15,000,000	15,000,000
0.75% 2/6/09, LOC Bayerische Landesbank Girozentrale, CP	1,400,000	1,400,000
0.8% 2/11/09, LOC Bayerische Landesbank Girozentrale, CP	15,200,000	15,200,000
Series 1999 B, 0.4%, LOC Landesbank Hessen-Thuringen, VRDN (b)	45,935,000	45,935,000
Series 2002 C, 0.25%, LOC Landesbank Hessen-Thuringen, VRDN (b)	18,265,000	18,265,000
Series 2002 D, 0.25%, LOC Landesbank Baden-Wuert, VRDN (b)	53,905,000	53,905,000
Series 2008 B, 0.4% (Liquidity Facility Bank of America NA), VRDN (b)	90,295,000	90,295,000
Series 2008 C, 0.3% (Liquidity Facility Bayerische Landesbank), VRDN (b)	101,685,000	101,684,999
Series 2008 D, 0.3% (Liquidity Facility Bayerische Landesbank), VRDN (b)	50,015,000	50,015,000
Series 2008 E, 0.2% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	83,070,000	83,070,000
Series 2008 F, 0.2% (Liquidity Facility Bank of Nova Scotia, New York Agcy.), VRDN (b)	49,000,000	49,000,000
Melrose Gen. Oblig. BAN 2.75% 5/20/09	5,785,000	5,803,285
Needham Gen. Oblig. BAN 2.5% 6/1/09	5,044,500	5,057,195
Northborough Gen. Oblig. BAN 2.5% 5/1/09	10,665,072	10,685,516
Plymouth Gen. Oblig. BAN 2.75% 5/15/09	23,923,966	23,984,254
Shrewsbury Gen. Oblig. BAN 2.5% 11/20/09	6,100,000	6,156,812
Stoughton Gen. Oblig. BAN 2.5% 6/26/09	5,276,030	5,291,875
Swampscott Gen. Oblig. BAN 4% 10/16/09	7,717,000	7,764,381
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 0.3%, LOC Lloyds TSB Bank PLC, VRDN (b)	$ 126,090,000	$ 126,090,000
Univ. of Massachusetts Bldg. Auth. Rev. Series 2008 3, 0.45%, LOC Bank of America NA, VRDN (b)	49,675,000	49,675,000
Winchester Gen. Oblig. BAN 1.5% 7/9/09 (a)	12,500,000	12,548,250
Woods Hole, Martha's Vineyard & Nantucket Steamship Auth. BAN 3.75% 7/30/09	5,000,000	5,039,916
		4,638,952,534
Mississippi - 0.0%
Jackson County Poll Cont. Rev. (Chevron U.S.A., Inc. Proj.) Series 1993 0.6%, VRDN (b)	1,500,000	1,500,000
Missouri - 0.1%
Missouri Higher Ed. Ln. Auth. Student Ln. Rev. Series 2008 A2, 0.7%, LOC Bank of America NA, VRDN (b)(e)	7,600,000	7,600,000
Nebraska - 0.2%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2007 B, 0.65% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	6,715,000	6,715,000
Series 2007 J, 0.65% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	6,050,000	6,050,000
		12,765,000
New Hampshire - 0.3%
New Hampshire Hsg. Fin. Auth. Multi-family Rev. (Pheasant Run Proj.) 0.6%, LOC Fannie Mae, VRDN (b)(e)	16,300,000	16,300,000
North Carolina - 0.4%
North Carolina State Ed. Assistance Auth. Student Ln. Rev. Series 2008 3A2, 0.7%, LOC Bank of America NA, VRDN (b)(e)	7,100,000	7,100,000
North Carolina State Univ. at Raleigh Rev. Series 2003 B, 0.45% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	4,600,000	4,600,000
Wake County Gen. Oblig. Series 2003 C, 0.42% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)	7,600,000	7,600,000
		19,300,000
North Dakota - 0.1%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008 A2, 0.55% (Assured Guaranty Corp. Insured), VRDN (b)	6,550,000	6,550,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - 0.4%
Cleveland Arpt. Sys. Rev. Series 2008 B, 0.6%, LOC Wachovia Bank NA, VRDN (b)(e)	$ 5,400,000	$ 5,400,000
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.) Series 2007 B, 3.65%, VRDN (b)(e)	17,400,000	17,400,000
		22,800,000
Puerto Rico - 0.9%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2007 A6, 0.52%, LOC UBS AG, VRDN (b)	17,780,000	17,780,000
TRAN:
Series 2009 A1, 3% 7/30/09, LOC Bank of Nova Scotia, New York Agcy.	13,600,000	13,689,602
Series 2009 A2, 3% 7/30/09, LOC BNP Paribas SA	7,500,000	7,549,413
Series 2009 A3, 3% 7/30/09, LOC Banco Bilbao Vizcaya Argentaria SA	6,800,000	6,844,801
		45,863,816
South Carolina - 0.4%
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.5%, LOC Wachovia Bank NA, VRDN (b)	6,400,000	6,400,000
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (ACI Industries LLC Proj.) 0.65%, LOC Wachovia Bank NA, VRDN (b)(e)	7,000,000	7,000,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev. (South Carolina Elec. & Gas Co. Proj.) Series 2008, 0.65%, LOC Branch Banking & Trust Co., VRDN (b)(e)	7,000,000	7,000,000
		20,400,000
Tennessee - 0.1%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Bonds Series 2001 A, 5.5% 3/1/09 (e)	6,975,000	6,992,948
Virginia - 0.3%
Fairfax County Econ. Dev. Rev. Exempt Facilities Rev. (Hilltop Sand & Gravel, Inc. Proj.) Series 2000, 0.65%, LOC Wachovia Bank NA, VRDN (b)(e)	2,000,000	2,000,000
Prince William County Indl. Dev. Auth. Sewage Disp. Facilities Rev. (Dale Svc. Corp. Proj.) 0.63%, LOC Wachovia Bank NA, VRDN (b)(e)	6,650,000	6,650,000
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series Merlots 06 B21, 0.7% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	8,285,000	8,285,000
		16,935,000
Municipal Securities - continued
	Principal Amount	Value
Washington - 0.1%
Seattle Wtr. Sys. Rev. Series 2002 B, 0.55%, LOC Bayerische Landesbank Girozentrale, VRDN (b)	$ 3,800,000	$ 3,800,000
West Virginia - 0.7%
West Virginia Pub. Energy Auth. Energy Rev. Bonds (Morgantown Energy Assoc. Proj.) 1.9% tender 2/2/09, LOC Dexia Cr. Local de France, CP mode (e)	30,000,000	30,000,000
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.7%, LOC Wachovia Bank NA, VRDN (b)(e)	6,580,000	6,580,000
		36,580,000
	Shares
Other - 7.1%
Fidelity Municipal Cash Central Fund, 0.55% (c)(d)	376,989,000	376,989,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $5,322,683,298)		5,322,683,298
NET OTHER ASSETS - 0.1%		5,733,613
NET ASSETS - 100%		$ 5,328,416,911
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,740,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Massachusetts Gen. Oblig. Participating VRDN Series MS 06 1496, 0.53% (Liquidity Facility Rabobank Nederland)	12/27/06 - 6/11/07	$ 5,620,000
Massachusetts Gen. Oblig. Participating VRDN Series MS 1186, 0.53% (Liquidity Facility Rabobank Nederland)	10/12/05	$ 16,120,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 5,842,531
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,322,683,298	$ -	$ 5,322,683,298	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Massachusetts Municipal Money Market Fund
Financial Statements

Statement of Assets and Liabilities

	January 31, 2009
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,945,694,298)	$ 4,945,694,298
Fidelity Central Funds (cost $376,989,000)	376,989,000
Total Investments (cost $5,322,683,298)		$ 5,322,683,298
Cash		4,054,437
Receivable for investments sold		31,073,595
Receivable for fund shares sold		54,616,311
Interest receivable		13,460,948
Distributions receivable from Fidelity Central Funds		133,455
Prepaid expenses		589,416
Other receivables		358,376
Total assets		5,426,969,836

Liabilities
Payable for investments purchased Regular delivery	$ 40,942,943
Delayed delivery	12,548,250
Payable for fund shares redeemed	40,977,496
Distributions payable	15,523
Accrued management fee	1,646,942
Other affiliated payables	2,369,301
Other payables and accrued expenses	52,470
Total liabilities		98,552,925

Net Assets		$ 5,328,416,911
Net Assets consist of:
Paid in capital		$ 5,328,193,183
Accumulated undistributed net realized gain (loss) on investments		223,728
Net Assets, for 5,324,534,090 shares outstanding		$ 5,328,416,911
Net Asset Value, offering price and redemption price per share ($5,328,416,911 ÷ 5,324,534,090 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended January 31, 2009

Investment Income
Interest		$ 97,554,395
Income from Fidelity Central Funds		5,842,531
Total income		103,396,926

Expenses
Management fee	$ 19,997,340
Transfer agent fees	6,760,750
Accounting fees and expenses	464,125
Custodian fees and expenses	76,288
Independent trustees' compensation	22,444
Registration fees	36,899
Audit	52,206
Legal	28,965
Miscellaneous	829,348
Total expenses before reductions	28,268,365
Expense reductions	(2,786,685)	25,481,680
Net investment income		77,915,246
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,338,813
Net increase in net assets resulting from operations		$ 79,254,059

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Massachusetts Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended January 31, 2009	Year ended January 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 77,915,246	$ 156,822,022
Net realized gain (loss)	1,338,813	1,049,295
Net increase in net assets resulting from operations	79,254,059	157,871,317
Distributions to shareholders from net investment income	(77,917,267)	(156,822,915)
Distributions to shareholders from net realized gain	(1,084,429)	-
Total distributions	(79,001,696)	(156,822,915)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	17,509,656,364	16,146,695,107
Reinvestment of distributions	77,400,931	154,129,518
Cost of shares redeemed	(17,833,693,240)	(15,710,805,336)
Net increase (decrease) in net assets and shares resulting from share transactions	(246,635,945)	590,019,289
Total increase (decrease) in net assets	(246,383,582)	591,067,691

Net Assets
Beginning of period	5,574,800,493	4,983,732,802
End of period	$ 5,328,416,911	$ 5,574,800,493

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended January 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.014	.031	.030	.021	.008
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.014	.031	.030	.021	.008
Distributions from net investment income	(.014)	(.031)	(.030)	(.021)	(.008)
Distributions from net realized gain	- D	-	-	-	- D
Total distributions	(.014)	(.031)	(.030)	(.021)	(.008)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.46%	3.16%	3.03%	2.07%	.84%
Ratios to Average Net Assets B, C
Expenses before reductions	.52%	.50%	.51%	.51%	.51%
Expenses net of fee waivers, if any	.52%	.50%	.51%	.51%	.51%
Expenses net of all reductions	.47%	.40%	.39%	.42%	.49%
Net investment income	1.43%	3.11%	2.99%	2.07%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,328,417	$ 5,574,800	$ 4,983,733	$ 4,166,724	$ 3,678,016

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2009

1. Organization.

Fidelity Massachusetts Municipal Income Fund (the Income Fund) and Fidelity Massachusetts Municipal Money Market Fund (the Money Market Fund) are funds of Fidelity Massachusetts Municipal Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Massachusetts.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

For the Income Fund, debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds ,including the

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates market value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Funds are subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

The aggregate value by input level, as of January 31, 2009 for each Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs(Level 3) were used in determining value, is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Board of Trustees of the Money Market Fund approved the participation by the Money Market Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through April 30, 2009. Under the Program, if the Money Market Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Money Market Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Money Market Fund. The Money Market Fund paid the U.S. Treasury Department a fee equal to 0.01% based on the number of shares outstanding as of September 19, 2008 to participate in the Program for the initial 3-month term that expired on December 18, 2008. On December 4, 2008, the Money Market Fund paid an additional fee equal to 0.015% based on the number of shares outstanding as of September 19, 2008 to participate in the extension of the Program through April 30, 2009. The fees are being amortized over the length of the participation in the Program. The expense is borne by the Money Market Fund without regard to any expense limitation currently in effect. The U.S. Treasury Department has the option to renew the Program through the close of business on September 18, 2009. If extended, the Board of Trustees of the Money Market Fund will determine whether the Money Market Fund should continue participation in the Program and, if so, the Money Market Fund will incur additional participation fees.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, market discount, capital loss carryforwards, deferred trustees compensation, and losses deferred due to excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Massachusetts Municipal Income Fund	$ 1,898,723,872	$ 51,380,160	$ (103,057,304)	$ (51,677,144)
Fidelity Massachusetts Municipal Money Market Fund	5,322,683,298	-	-	-

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
Fidelity Massachusetts Municipal Income Fund	$ 83,223	$ -	$ (5,789,800)
Fidelity Massachusetts Municipal Money Market Fund	224,358	-	-

The tax character of distributions paid was as follows:

January 31, 2009	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Massachusetts Municipal Income Fund	$ 79,495,695	$ -	$ 2,489,673	$ 81,985,368
Fidelity Massachusetts Municipal Money Market Fund	77,917,267	-	1,084,429	79,001,696
January 31, 2008	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Massachusetts Municipal Income Fund	$ 74,676,954	$ -	$ 7,619,691	$ 82,296,645
Fidelity Massachusetts Municipal Money Market Fund	156,822,915	-	-	156,822,915

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the

Annual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $313,335,782 and $263,101,438, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Massachusetts Municipal Income Fund	.25%	.12%	.37%
Fidelity Massachusetts Municipal Money Market Fund	.25%	.12%	.37%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer, dividend disbursing and shareholder servicing agent functions. The Funds pay account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Massachusetts Municipal Income Fund	.07%	|
Fidelity Massachusetts Municipal Money Market Fund	.12%

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Massachusetts Municipal Income Fund	$ 4,368

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Funds' custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Fidelity Massachusetts Municipal Income Fund	$ 28,255	$ 386,517	$ 10
Fidelity Massachusetts Municipal Money Market Fund	72,597	2,634,931	79,157

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The supply of municipal money market securities has declined significantly due to market volatility. As a result, the Money Market Fund's cash position may be significant at times during the period.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Massachusetts Municipal Trust and Shareholders of Fidelity Massachusetts Municipal Income Fund and Fidelity Massachusetts Municipal Money Market Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Massachusetts Municipal Income Fund and Fidelity Massachusetts Municipal Money Market Fund (the Funds), funds of Fidelity Massachusetts Municipal Trust, including the schedules of investments, as of January 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Fidelity Massachusetts Municipal Income Fund and Fidelity Massachusetts Municipal Money Market Fund as of January 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 16, 2009

Annual Report

Trustees and Officers

The Trustees , Member of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for Edward C. Johnson 3d and James C. Curvey , each of the Trustees oversees 158 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 380 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1981

Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers**:

Correspondence intended for Mr. Kenneally may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Michael E. Kenneally (54)

Year of Election or Appointment: 2008

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments (2003-
present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-
present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Charles S. Morrison (48)

Year of Election or Appointment: 2005

Vice President of Fidelity's Money Market Funds. Mr. Morrison also serves as Senior Vice President, Money Market Group Leader of FMR. Previously, Mr. Morrison served as Vice President of Fidelity's Bond Funds and certain Balanced, and Asset Allocation Funds.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (42)
Year of Election or Appointment: 2008 Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Prior is an employee of Fidelity Investments (2002-present).
Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004- 2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-
present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Accounting Group Manager (2003) of JPMorgan Chase Bank.

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended January 31, 2009, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Fidelity Massachusetts Municipal Money Market Fund	$1,231,895

During fiscal year ended 2009, 100% of each fund's income dividends were free from federal income tax, and 6.59% and 13.94% of Fidelity Massachusetts Municipal Income Fund and Fidelity Massachusetts Municipal Money Market Fund's income dividends, respectively, were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Sub-Advisers

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

Fidelity Research & Analysis Company

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

MAS-UANN-0309
1.789255.107

Item 2. Code of Ethics

As of the end of the period, January 31, 2009, Fidelity Massachusetts Municipal Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Massachusetts AMT Tax-Free Money Market Fund, Fidelity Massachusetts Municipal Income Fund and Fidelity Massachusetts Municipal Money Market Fund (the "Funds"):

Services Billed by Deloitte Entities

January 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Massachusetts AMT Tax-Free Money Market Fund	$30,000	$-	$4,500	$-
Fidelity Massachusetts Municipal Income Fund	$48,000	$-	$4,500	$-
Fidelity Massachusetts Municipal Money Market Fund	$31,000	$-	$4,500	$-

January 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Massachusetts AMT Tax-Free Money Market Fund	$32,000	$-	$4,500	$-
Fidelity Massachusetts Municipal Income Fund	$45,000	$-	$4,500	$-
Fidelity Massachusetts Municipal Money Market Fund	$32,000	$-	$4,500	$-

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	January 31, 2009A	January 31, 2008A,B
Audit-Related Fees	$815,000	$-
Tax Fees	$2,000	$-
All Other Fees	$445,000	$485,000

A Amounts may reflect rounding.

B Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	January 31, 2009 A	January 31, 2008 A
Deloitte Entities	$1,485,000	$685,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 30, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 30, 2009